UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2020

VP Balanced Fund
Class I (AVBIX)
Class II (AVBTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2020
Top Ten Common Stocks	% of net assets
Apple, Inc.	3.0%
Microsoft Corp.	2.7%
Amazon.com, Inc.	2.3%
Facebook, Inc., Class A	1.8%
Alphabet, Inc., Class A	1.7%
Adobe, Inc.	1.2%
Merck & Co., Inc.	0.9%
Broadcom, Inc.	0.9%
Bristol-Myers Squibb Co.	0.9%
Verizon Communications, Inc.	0.7%

Top Five Common Stocks Industries	% of net assets
Software	7.5%
Technology Hardware, Storage and Peripherals	3.6%
Interactive Media and Services	3.5%
Pharmaceuticals	3.2%
Internet and Direct Marketing Retail	2.8%

Key Fixed-Income Portfolio Statistics
Average Duration (effective)	6.1 years
Weighted Average Life to Maturity	8.3 years

Types of Investments in Portfolio	% of net assets
Common Stocks	58.5%
U.S. Treasury Securities	18.0%
Corporate Bonds	10.7%
U.S. Government Agency Mortgage-Backed Securities	7.7%
Asset-Backed Securities	1.8%
Collateralized Mortgage Obligations	1.6%
Collateralized Loan Obligations	1.2%
Municipal Securities	0.7%
Preferred Stocks	0.1%
U.S. Government Agency Securities	0.1%
Sovereign Governments and Agencies	0.1%
Temporary Cash Investments	3.3%
Other Assets and Liabilities	(3.8)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1) 1/1/20 - 6/30/20	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,015.70	$4.26	0.85%
Class II	$1,000	$1,014.70	$5.51	1.10%
Hypothetical
Class I	$1,000	$1,020.64	$4.27	0.85%
Class II	$1,000	$1,019.39	$5.52	1.10%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 58.5%
Aerospace and Defense — 0.5%
Huntington Ingalls Industries, Inc.	1,815	$316,699
Lockheed Martin Corp.	3,282	1,197,668
		1,514,367
Banks — 1.4%
Bank of America Corp.	44,089	1,047,114
Citigroup, Inc.	4,309	220,190
East West Bancorp, Inc.	5,713	207,039
JPMorgan Chase & Co.	18,261	1,717,630
Regions Financial Corp.	16,213	180,288
Truist Financial Corp.	7,990	300,024
Wells Fargo & Co.	9,270	237,312
Zions Bancorp N.A.	10,313	350,642
		4,260,239
Beverages — 0.6%
Coca-Cola Co. (The)	8,005	357,663
Molson Coors Beverage Co., Class B	19,819	680,981
Monster Beverage Corp.(1)	12,463	863,935
		1,902,579
Biotechnology — 1.6%
AbbVie, Inc.	10,154	996,920
Amgen, Inc.	1,598	376,904
Biogen, Inc.(1)	4,130	1,104,981
Exelixis, Inc.(1)	7,421	176,175
Incyte Corp.(1)	4,788	497,808
Neurocrine Biosciences, Inc.(1)	1,470	179,340
Regeneron Pharmaceuticals, Inc.(1)	1,763	1,099,495
Vertex Pharmaceuticals, Inc.(1)	1,135	329,502
		4,761,125
Building Products — 0.9%
Fortune Brands Home & Security, Inc.	11,759	751,753
Masco Corp.	35,929	1,803,995
		2,555,748
Capital Markets — 1.4%
Ameriprise Financial, Inc.	3,408	511,336
Eaton Vance Corp.	3,565	137,609
FactSet Research Systems, Inc.	2,886	947,965
LPL Financial Holdings, Inc.	5,309	416,226
Moody's Corp.	3,586	985,182
Morgan Stanley	6,216	300,233
SEI Investments Co.	10,636	584,767
State Street Corp.	3,008	191,158
		4,074,476
Chemicals — 0.4%
Eastman Chemical Co.	6,355	442,562

	Shares/ Principal Amount	Value
LyondellBasell Industries NV, Class A	9,512	$625,129
		1,067,691
Communications Equipment — 0.5%
Cisco Systems, Inc.	13,543	631,646
Motorola Solutions, Inc.	6,616	927,100
		1,558,746
Consumer Finance — 0.1%
Capital One Financial Corp.	3,589	224,636
Containers and Packaging — 0.6%
International Paper Co.	16,551	582,761
Packaging Corp. of America	8,033	801,693
WestRock Co.	12,256	346,355
		1,730,809
Distributors — 0.1%
LKQ Corp.(1)	15,608	408,930
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	10,777	1,923,802
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	49,536	1,497,474
CenturyLink, Inc.	96,342	966,310
Verizon Communications, Inc.	38,617	2,128,955
		4,592,739
Electric Utilities — 1.2%
Duke Energy Corp.	6,422	513,054
Evergy, Inc.	14,176	840,495
Exelon Corp.	9,593	348,130
NextEra Energy, Inc.	545	130,893
NRG Energy, Inc.	26,542	864,207
PPL Corp.	30,122	778,352
Southern Co. (The)	2,609	135,277
		3,610,408
Electrical Equipment — 0.8%
Emerson Electric Co.	29,394	1,823,310
Hubbell, Inc.	4,318	541,304
		2,364,614
Electronic Equipment, Instruments and Components — 0.3%
Trimble, Inc.(1)	12,018	519,058
Zebra Technologies Corp., Class A(1)	1,734	443,817
		962,875
Energy Equipment and Services — 0.1%
Schlumberger Ltd.	15,075	277,229
Entertainment — 1.4%
Activision Blizzard, Inc.	12,717	965,220
Electronic Arts, Inc.(1)	13,904	1,836,023
Netflix, Inc.(1)	747	339,915
Zynga, Inc., Class A(1)	98,164	936,485
		4,077,643
Equity Real Estate Investment Trusts (REITs) — 0.1%
WP Carey, Inc.	5,335	360,913
Food and Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc.	8,090	342,935

	Shares/ Principal Amount	Value
Walmart, Inc.	2,759	$330,473
		673,408
Food Products — 1.7%
Campbell Soup Co.	4,210	208,942
General Mills, Inc.	21,219	1,308,151
Hershey Co. (The)	13,927	1,805,218
Hormel Foods Corp.	16,694	805,819
Kellogg Co.	12,840	848,211
Kraft Heinz Co. (The)	6,018	191,914
		5,168,255
Health Care Equipment and Supplies — 2.4%
Abbott Laboratories	22,505	2,057,632
ABIOMED, Inc.(1)	1,976	477,323
Align Technology, Inc.(1)	2,841	779,684
Baxter International, Inc.	19,467	1,676,109
Danaher Corp.	2,050	362,501
DexCom, Inc.(1)	475	192,565
Edwards Lifesciences Corp.(1)	14,034	969,890
Medtronic plc	5,392	494,446
Zimmer Biomet Holdings, Inc.	1,944	232,036
		7,242,186
Health Care Providers and Services — 1.9%
Cardinal Health, Inc.	3,175	165,703
CVS Health Corp.	23,664	1,537,450
Henry Schein, Inc.(1)	2,601	151,872
Humana, Inc.	3,864	1,498,266
McKesson Corp.	6,843	1,049,853
UnitedHealth Group, Inc.	4,389	1,294,536
		5,697,680
Health Care Technology — 0.6%
Cerner Corp.	25,032	1,715,944
Hotels, Restaurants and Leisure — 0.5%
Las Vegas Sands Corp.	11,116	506,222
Starbucks Corp.	12,986	955,640
		1,461,862
Household Durables — 0.4%
Mohawk Industries, Inc.(1)	5,552	564,971
PulteGroup, Inc.	15,122	514,602
		1,079,573
Household Products — 1.5%
Colgate-Palmolive Co.	12,870	942,856
Kimberly-Clark Corp.	9,300	1,314,555
Procter & Gamble Co. (The)	17,199	2,056,485
		4,313,896
Industrial Conglomerates — 0.9%
3M Co.	6,682	1,042,325
Carlisle Cos., Inc.	9,077	1,086,244
Honeywell International, Inc.	3,069	443,747
		2,572,316
Insurance — 1.1%
American Financial Group, Inc.	5,137	325,994

	Shares/ Principal Amount	Value
Aon plc, Class A	1,212	$233,431
Brown & Brown, Inc.	14,309	583,235
Hartford Financial Services Group, Inc. (The)	8,401	323,859
Marsh & McLennan Cos., Inc.	7,796	837,057
MetLife, Inc.	17,524	639,976
Reinsurance Group of America, Inc.	2,294	179,941
		3,123,493
Interactive Media and Services — 3.5%
Alphabet, Inc., Class A(1)	3,626	5,141,849
Facebook, Inc., Class A(1)	22,898	5,199,449
		10,341,298
Internet and Direct Marketing Retail — 2.8%
Amazon.com, Inc.(1)	2,446	6,748,074
eBay, Inc.	31,373	1,645,514
		8,393,588
IT Services — 2.2%
Accenture plc, Class A	3,157	677,871
Akamai Technologies, Inc.(1)	3,815	408,548
Amdocs Ltd.	13,741	836,552
Cognizant Technology Solutions Corp., Class A	6,368	361,830
International Business Machines Corp.	14,335	1,731,238
Mastercard, Inc., Class A	2,071	612,395
Visa, Inc., Class A	5,310	1,025,733
Western Union Co. (The)	35,586	769,369
		6,423,536
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	17,679	1,562,293
Machinery — 1.0%
Cummins, Inc.	12,229	2,118,796
Snap-on, Inc.	6,376	883,140
		3,001,936
Media — 0.5%
Discovery, Inc., Class C(1)	64,972	1,251,361
Interpublic Group of Cos., Inc. (The)	10,663	182,977
		1,434,338
Metals and Mining — 0.6%
Reliance Steel & Aluminum Co.	12,390	1,176,183
Steel Dynamics, Inc.	19,474	508,076
		1,684,259
Multi-Utilities — 0.4%
Dominion Energy, Inc.	10,524	854,338
MDU Resources Group, Inc.	9,214	204,367
		1,058,705
Multiline Retail — 0.4%
Target Corp.	10,964	1,314,913
Oil, Gas and Consumable Fuels — 1.2%
Cabot Oil & Gas Corp.	9,243	158,795
Chevron Corp.	22,599	2,016,509
Exxon Mobil Corp.	17,676	790,470
Kinder Morgan, Inc.	18,181	275,806

	Shares/ Principal Amount	Value
Williams Cos., Inc. (The)	12,705	$241,649
		3,483,229
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	6,355	1,199,061
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	43,730	2,571,324
Jazz Pharmaceuticals plc(1)	7,945	876,651
Johnson & Johnson	15,001	2,109,591
Merck & Co., Inc.	34,634	2,678,247
Mylan NV(1)	49,963	803,405
Pfizer, Inc.	17,368	567,934
		9,607,152
Professional Services — 0.4%
Nielsen Holdings plc	22,034	327,425
Robert Half International, Inc.	19,099	1,009,000
		1,336,425
Road and Rail — 0.3%
Kansas City Southern	5,139	767,201
Semiconductors and Semiconductor Equipment — 2.8%
Applied Materials, Inc.	25,643	1,550,119
Broadcom, Inc.	8,362	2,639,131
Intel Corp.	13,115	784,671
KLA Corp.	1,762	342,674
Lam Research Corp.	1,205	389,769
Maxim Integrated Products, Inc.	9,297	563,491
NVIDIA Corp.	713	270,876
Qorvo, Inc.(1)	3,306	365,412
Texas Instruments, Inc.	11,323	1,437,681
		8,343,824
Software — 7.5%
Adobe, Inc.(1)	8,131	3,539,506
Autodesk, Inc.(1)	6,140	1,468,627
Cadence Design Systems, Inc.(1)	15,670	1,503,693
Dropbox, Inc., Class A(1)	25,804	561,753
Intuit, Inc.	4,682	1,386,761
Microsoft Corp.	39,911	8,122,288
NortonLifeLock, Inc.	13,827	274,189
Oracle Corp. (New York)	21,551	1,191,124
salesforce.com, Inc.(1)	9,781	1,832,275
ServiceNow, Inc.(1)	3,489	1,413,254
VMware, Inc., Class A(1)	6,204	960,751
		22,254,221
Specialty Retail — 1.0%
AutoZone, Inc.(1)	544	613,697
Best Buy Co., Inc.	10,122	883,347
Home Depot, Inc. (The)	931	233,225
O'Reilly Automotive, Inc.(1)	1,931	814,245
Ulta Beauty, Inc.(1)	2,795	568,559
		3,113,073
Technology Hardware, Storage and Peripherals — 3.6%
Apple, Inc.	24,799	9,046,675

	Shares/ Principal Amount	Value
HP, Inc.	50,154	$874,184
NetApp, Inc.	18,047	800,746
		10,721,605
Textiles, Apparel and Luxury Goods — 0.4%
Ralph Lauren Corp.	16,025	1,162,133
Trading Companies and Distributors — 0.5%
W.W. Grainger, Inc.	4,876	1,531,844
TOTAL COMMON STOCKS (Cost $141,554,535)		174,012,816
U.S. TREASURY SECURITIES — 18.0%
U.S. Treasury Bonds, 5.00%, 5/15/37	$100,000	164,041
U.S. Treasury Bonds, 3.50%, 2/15/39	600,000	849,129
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	973,277
U.S. Treasury Bonds, 1.125%, 5/15/40	900,000	891,756
U.S. Treasury Bonds, 3.125%, 11/15/41	100,000	135,482
U.S. Treasury Bonds, 3.00%, 5/15/42	1,700,000	2,264,254
U.S. Treasury Bonds, 2.75%, 11/15/42	550,000	704,731
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	392,057
U.S. Treasury Bonds, 3.625%, 2/15/44	100,000	146,412
U.S. Treasury Bonds, 2.50%, 2/15/45	1,810,000	2,233,052
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	268,574
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	269,559
U.S. Treasury Bonds, 3.375%, 11/15/48	1,160,000	1,704,090
U.S. Treasury Bonds, 2.25%, 8/15/49	250,000	300,615
U.S. Treasury Bonds, 2.375%, 11/15/49	550,000	679,164
U.S. Treasury Bonds, 2.00%, 2/15/50	400,000	457,984
U.S. Treasury Bonds, 1.25%, 5/15/50	300,000	288,094
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	701,631	768,375
U.S. Treasury Notes, 1.875%, 12/15/20(2)	200,000	201,586
U.S. Treasury Notes, 1.875%, 1/31/22	1,400,000	1,437,816
U.S. Treasury Notes, 0.375%, 3/31/22	2,300,000	2,308,580
U.S. Treasury Notes, 0.125%, 4/30/22	2,700,000	2,698,418
U.S. Treasury Notes, 0.125%, 5/31/22	600,000	599,625
U.S. Treasury Notes, 1.75%, 6/15/22	1,000,000	1,031,152
U.S. Treasury Notes, 1.50%, 9/15/22	800,000	823,797
U.S. Treasury Notes, 0.50%, 3/15/23	6,600,000	6,658,395
U.S. Treasury Notes, 0.25%, 4/15/23	100,000	100,232
U.S. Treasury Notes, 0.25%, 6/15/23	1,800,000	1,803,938
U.S. Treasury Notes, 2.875%, 11/30/23	3,400,000	3,709,785
U.S. Treasury Notes, 2.375%, 2/29/24	400,000	431,727
U.S. Treasury Notes, 1.50%, 11/30/24	1,200,000	1,266,141
U.S. Treasury Notes, 1.125%, 2/28/25	3,300,000	3,432,709
U.S. Treasury Notes, 0.50%, 3/31/25	1,000,000	1,010,781
U.S. Treasury Notes, 0.375%, 4/30/25	700,000	703,268
U.S. Treasury Notes, 0.25%, 5/31/25	1,300,000	1,298,477
U.S. Treasury Notes, 2.625%, 12/31/25	900,000	1,011,656
U.S. Treasury Notes, 1.375%, 8/31/26	700,000	740,906
U.S. Treasury Notes, 1.625%, 10/31/26(2)	1,300,000	1,396,789
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	758,406
U.S. Treasury Notes, 1.50%, 1/31/27	100,000	106,775
U.S. Treasury Notes, 1.125%, 2/28/27	1,100,000	1,147,846

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 0.625%, 3/31/27	$2,400,000	$2,424,703
U.S. Treasury Notes, 0.50%, 4/30/27	2,600,000	2,604,418
U.S. Treasury Notes, 0.50%, 5/31/27	200,000	200,238
TOTAL U.S. TREASURY SECURITIES (Cost $50,019,089)		53,398,810
CORPORATE BONDS — 10.7%
Aerospace and Defense — 0.1%
Boeing Co. (The), 5.15%, 5/1/30	50,000	55,891
Boeing Co. (The), 5.81%, 5/1/50	140,000	165,564
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	24,316
Raytheon Technologies Corp., 2.25%, 7/1/30	110,000	115,004
Raytheon Technologies Corp., 5.70%, 4/15/40	20,000	27,881
		388,656
Auto Components†
BorgWarner, Inc., 2.65%, 7/1/27	70,000	71,786
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	50,586
General Motors Co., 5.15%, 4/1/38	50,000	47,965
General Motors Financial Co., Inc., 3.20%, 7/6/21	120,000	121,406
General Motors Financial Co., Inc., 2.75%, 6/20/25	140,000	138,124
General Motors Financial Co., Inc., 5.25%, 3/1/26	100,000	109,061
		467,142
Banks — 2.0%
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	233,000	233,831
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	321,000	336,900
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	200,000	206,174
Bank of America Corp., VRN, 3.00%, 12/20/23	211,000	222,027
Bank of Montreal, MTN, 3.30%, 2/5/24	242,000	262,749
Barclays Bank plc, 5.14%, 10/14/20	200,000	202,187
BNP Paribas SA, VRN, 2.82%, 11/19/25(3)	50,000	52,397
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	155,000	161,903
Citigroup, Inc., 2.90%, 12/8/21	480,000	494,766
Citigroup, Inc., 2.75%, 4/25/22	174,000	180,426
Citigroup, Inc., 4.05%, 7/30/22	20,000	21,267
Citigroup, Inc., VRN, 3.11%, 4/8/26	287,000	308,256
Citigroup, Inc., VRN, 3.52%, 10/27/28	50,000	55,128
Citigroup, Inc., VRN, 2.57%, 6/3/31	120,000	124,180
Discover Bank, 3.45%, 7/27/26	250,000	270,494
Fifth Third BanCorp., 4.30%, 1/16/24	95,000	104,809
Fifth Third BanCorp., 2.375%, 1/28/25	104,000	109,764
FNB Corp., 2.20%, 2/24/23	140,000	139,362
Huntington Bancshares, Inc., 2.55%, 2/4/30	190,000	196,607
JPMorgan Chase & Co., 2.55%, 3/1/21	60,000	60,753
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	140,000	154,340
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	160,000	165,717
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	257,000	272,011
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	200,000	206,703
PNC Bank N.A., 2.70%, 10/22/29	250,000	266,858
Regions Financial Corp., 2.25%, 5/18/25	110,000	115,199
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25	250,000	261,391
Wells Fargo & Co., 4.125%, 8/15/23	180,000	196,226

	Shares/ Principal Amount	Value
Wells Fargo & Co., 3.00%, 10/23/26	$190,000	$207,403
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24	60,000	60,998
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	40,000	41,361
Wells Fargo & Co., VRN, 3.07%, 4/30/41	100,000	104,441
		5,796,628
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	115,000	141,096
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	220,000	265,958
PepsiCo, Inc., 1.625%, 5/1/30	30,000	30,628
		437,682
Biotechnology — 0.4%
AbbVie, Inc., 3.25%, 10/1/22(3)	130,000	136,066
AbbVie, Inc., 3.85%, 6/15/24(3)	89,000	97,814
AbbVie, Inc., 3.60%, 5/14/25	30,000	33,332
AbbVie, Inc., 3.20%, 11/21/29(3)	145,000	161,900
AbbVie, Inc., 4.55%, 3/15/35(3)	10,000	12,348
AbbVie, Inc., 4.40%, 11/6/42	80,000	96,596
AbbVie, Inc., 4.25%, 11/21/49(3)	100,000	120,404
Amgen, Inc., 2.65%, 5/11/22	200,000	207,525
Biogen, Inc., 3.625%, 9/15/22	70,000	74,407
Gilead Sciences, Inc., 3.65%, 3/1/26	250,000	286,324
		1,226,716
Capital Markets — 0.9%
Ares Capital Corp., 3.25%, 7/15/25	240,000	233,190
Ares Finance Co. II LLC, 3.25%, 6/15/30(3)	100,000	102,104
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(3)	475,000	481,496
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	95,000	97,895
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	202,000	221,735
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	270,000	297,155
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	56,000	58,534
KKR Group Finance Co. VII LLC, 3.625%, 2/25/50(3)	230,000	228,958
Morgan Stanley, 2.75%, 5/19/22	310,000	322,391
Morgan Stanley, MTN, 3.70%, 10/23/24	190,000	210,864
Morgan Stanley, VRN, 2.19%, 4/28/26	145,000	150,974
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	120,000	117,362
State Street Corp., VRN, 2.83%, 3/30/23(3)	30,000	31,147
UBS Group AG, 3.49%, 5/23/23(3)	200,000	209,612
		2,763,417
Chemicals — 0.1%
CF Industries, Inc., 4.50%, 12/1/26(3)	90,000	99,247
CF Industries, Inc., 5.15%, 3/15/34	70,000	75,014
Yara International ASA, 3.15%, 6/4/30(3)	70,000	72,923
		247,184
Commercial Services and Supplies — 0.2%
RELX Capital, Inc., 3.00%, 5/22/30	70,000	75,896
Republic Services, Inc., 3.55%, 6/1/22	50,000	52,550
Republic Services, Inc., 2.30%, 3/1/30	265,000	276,734
Waste Connections, Inc., 3.50%, 5/1/29	80,000	89,954
Waste Connections, Inc., 2.60%, 2/1/30	180,000	190,277
		685,411

	Shares/ Principal Amount	Value
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	$20,000	$29,851
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	170,000	171,641
Vulcan Materials Co., 3.50%, 6/1/30	100,000	108,727
		280,368
Consumer Finance†
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(3)	115,000	105,290
Containers and Packaging†
WRKCo, Inc., 3.00%, 6/15/33	50,000	52,277
Diversified Consumer Services†
Pepperdine University, 3.30%, 12/1/59	105,000	108,494
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.00%, 2/15/22	19,000	19,789
AT&T, Inc., 3.20%, 3/1/22	44,000	45,924
AT&T, Inc., 3.60%, 2/17/23	70,000	75,188
AT&T, Inc., 3.80%, 2/15/27	100,000	112,705
AT&T, Inc., 2.30%, 6/1/27	45,000	46,533
AT&T, Inc., 4.10%, 2/15/28	30,000	34,405
AT&T, Inc., 2.75%, 6/1/31	220,000	228,113
AT&T, Inc., 3.50%, 6/1/41	40,000	42,162
AT&T, Inc., 5.15%, 11/15/46	36,000	45,340
Deutsche Telekom AG, 3.625%, 1/21/50(3)	150,000	166,630
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	150,000	168,108
Telefonica Emisiones SA, 5.46%, 2/16/21	55,000	56,627
Verizon Communications, Inc., 3.15%, 3/22/30	113,000	127,992
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	273,666
Verizon Communications, Inc., 5.01%, 8/21/54	80,000	116,100
		1,559,282
Electric Utilities — 0.7%
AEP Texas, Inc., 2.10%, 7/1/30(4)	110,000	109,956
AEP Transmission Co. LLC, 3.75%, 12/1/47	20,000	23,018
American Electric Power Co., Inc., 3.20%, 11/13/27	20,000	21,983
Baltimore Gas and Electric Co., 2.90%, 6/15/50	50,000	51,148
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	170,000	189,693
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	30,000	34,931
Commonwealth Edison Co., 3.20%, 11/15/49	65,000	70,561
DTE Electric Co., 2.25%, 3/1/30	100,000	105,380
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,568
Duke Energy Corp., 2.65%, 9/1/26	70,000	75,955
Duke Energy Florida LLC, 1.75%, 6/15/30	120,000	121,400
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	29,151
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	35,154
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	24,500
Duke Energy Progress LLC, 3.70%, 10/15/46	80,000	93,776
Exelon Corp., 5.15%, 12/1/20	32,000	32,233
Exelon Corp., 4.45%, 4/15/46	50,000	60,867
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	21,194
FirstEnergy Corp., 4.85%, 7/15/47	20,000	25,376
FirstEnergy Transmission LLC, 4.55%, 4/1/49(3)	50,000	60,833
Florida Power & Light Co., 4.125%, 2/1/42	40,000	50,124

	Shares/ Principal Amount	Value
Florida Power & Light Co., 3.95%, 3/1/48	$30,000	$37,775
Florida Power & Light Co., 3.15%, 10/1/49	50,000	56,940
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	76,242
Nevada Power Co., 2.40%, 5/1/30	70,000	74,591
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	56,766
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	20,000	20,965
Northern States Power Co., 2.60%, 6/1/51	50,000	50,564
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	50,000	55,205
PacifiCorp, 2.70%, 9/15/30	30,000	32,804
PacifiCorp, 3.30%, 3/15/51	100,000	110,668
Potomac Electric Power Co., 3.60%, 3/15/24	60,000	65,486
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,770
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	27,674
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	22,446
Xcel Energy, Inc., 3.40%, 6/1/30	100,000	115,292
		2,081,989
Electronic Equipment, Instruments and Components†
Amphenol Corp., 2.05%, 3/1/25	100,000	104,490
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	59,000	61,730
Schlumberger Investment SA, 2.65%, 6/26/30	70,000	71,828
		133,558
Entertainment — 0.1%
Walt Disney Co. (The), 2.20%, 1/13/28	80,000	83,640
Walt Disney Co. (The), 3.60%, 1/13/51	55,000	61,447
		145,087
Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	30,000	36,752
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	50,000	52,514
American Tower Corp., 3.375%, 10/15/26	40,000	44,526
Crown Castle International Corp., 3.30%, 7/1/30	145,000	158,644
Crown Castle International Corp., 2.25%, 1/15/31	35,000	35,333
Duke Realty LP, 1.75%, 7/1/30	60,000	59,724
Equinix, Inc., 1.25%, 7/15/25	90,000	90,427
Equinix, Inc., 1.80%, 7/15/27	50,000	50,302
Essex Portfolio LP, 3.625%, 8/15/22	30,000	31,468
Essex Portfolio LP, 3.25%, 5/1/23	40,000	42,152
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	100,000	95,363
Healthpeak Properties, Inc., 2.875%, 1/15/31	50,000	51,444
Kilroy Realty LP, 3.80%, 1/15/23	50,000	51,681
Kimco Realty Corp., 2.80%, 10/1/26	160,000	164,268
National Retail Properties, Inc., 2.50%, 4/15/30	117,000	111,999
Prologis LP, 2.125%, 4/15/27	40,000	42,107
Regency Centers LP, 3.70%, 6/15/30	100,000	107,714
Ventas Realty LP, 4.125%, 1/15/26	20,000	21,478
VEREIT Operating Partnership LP, 3.40%, 1/15/28	102,000	102,783
Welltower, Inc., 2.70%, 2/15/27	84,000	87,358
Welltower, Inc., 2.75%, 1/15/31	120,000	119,663
		1,557,700

	Shares/ Principal Amount	Value
Food and Staples Retailing — 0.1%
Costco Wholesale Corp., 1.60%, 4/20/30	$130,000	$131,629
Kroger Co. (The), 3.875%, 10/15/46	100,000	112,363
Walmart, Inc., 4.05%, 6/29/48	110,000	144,491
		388,483
Food Products — 0.1%
Campbell Soup Co., 2.375%, 4/24/30	20,000	20,755
Mondelez International, Inc., 2.75%, 4/13/30	122,000	131,865
		152,620
Gas Utilities†
East Ohio Gas Co. (The), 3.00%, 6/15/50(3)	30,000	30,098
ONE Gas, Inc., 2.00%, 5/15/30	50,000	50,996
Southwest Gas Corp., 2.20%, 6/15/30	50,000	51,378
		132,472
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	50,000	55,083
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	50,000	52,494
DH Europe Finance II Sarl, 3.40%, 11/15/49	70,000	78,829
Medtronic, Inc., 4.375%, 3/15/35	29,000	37,921
Stryker Corp., 1.95%, 6/15/30	110,000	110,610
		334,937
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	31,262
Anthem, Inc., 2.375%, 1/15/25	30,000	31,814
Anthem, Inc., 3.65%, 12/1/27	30,000	34,202
Cigna Corp., 2.40%, 3/15/30	100,000	103,881
CVS Health Corp., 4.30%, 3/25/28	230,000	269,066
CVS Health Corp., 4.78%, 3/25/38	30,000	37,313
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	37,562
Partners Healthcare System, Inc., 3.19%, 7/1/49	65,000	69,326
UnitedHealth Group, Inc., 2.875%, 3/15/22	75,000	77,648
UnitedHealth Group, Inc., 3.75%, 7/15/25	65,000	74,147
UnitedHealth Group, Inc., 2.00%, 5/15/30	142,000	148,826
UnitedHealth Group, Inc., 4.75%, 7/15/45	30,000	40,457
Universal Health Services, Inc., 4.75%, 8/1/22(3)	20,000	20,062
		975,566
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	39,597
D.R. Horton, Inc., 2.50%, 10/15/24	90,000	94,057
Lennar Corp., 4.75%, 4/1/21	80,000	81,149
		214,803
Household Products†
Kimberly-Clark Corp., 3.10%, 3/26/30	21,000	23,934
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30	200,000	206,231
General Electric Co., 4.35%, 5/1/50	30,000	29,781
		236,012
Insurance — 0.5%
American International Group, Inc., 3.40%, 6/30/30	110,000	119,404
American International Group, Inc., 4.50%, 7/16/44	108,000	126,155
Athene Global Funding, 2.80%, 5/26/23(3)	112,000	114,313

	Shares/ Principal Amount	Value
Athene Global Funding, 2.50%, 1/14/25(3)	$90,000	$89,937
Athene Global Funding, 2.55%, 6/29/25(3)	90,000	90,137
Brighthouse Financial, Inc., 5.625%, 5/15/30	30,000	33,303
Five Corners Funding Trust II, 2.85%, 5/15/30(3)	135,000	139,382
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	133,000	141,449
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	40,000	46,436
Lincoln National Corp., 3.40%, 1/15/31	80,000	87,000
Markel Corp., 4.90%, 7/1/22	70,000	75,054
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(3)	140,000	144,435
MetLife, Inc., 4.125%, 8/13/42	40,000	47,665
Principal Life Global Funding II, 1.25%, 6/23/25(3)	80,000	80,301
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(3)	70,000	72,317
Unum Group, 4.50%, 3/15/25	90,000	96,771
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,085
		1,525,144
IT Services — 0.2%
Fiserv, Inc., 2.25%, 6/1/27	80,000	83,772
Fiserv, Inc., 3.50%, 7/1/29	47,000	52,877
Global Payments, Inc., 3.20%, 8/15/29	100,000	107,308
International Business Machines Corp., 1.70%, 5/15/27	100,000	102,305
International Business Machines Corp., 1.95%, 5/15/30	100,000	102,483
Mastercard, Inc., 3.65%, 6/1/49	50,000	60,314
PayPal Holdings, Inc., 2.30%, 6/1/30	143,000	148,927
Western Union Co. (The), 2.85%, 1/10/25	38,000	39,621
		697,607
Life Sciences Tools and Services†
Agilent Technologies, Inc., 2.10%, 6/4/30	60,000	61,653
Machinery — 0.1%
Otis Worldwide Corp., 2.06%, 4/5/25(3)	100,000	104,915
Otis Worldwide Corp., VRN, 2.09%, 4/5/23(3)	50,000	49,471
		154,386
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	30,000	33,652
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	33,000	38,158
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	135,000	153,641
Comcast Corp., 1.95%, 1/15/31	80,000	81,667
Comcast Corp., 3.20%, 7/15/36	141,000	157,119
Comcast Corp., 6.40%, 5/15/38	50,000	74,680
Comcast Corp., 3.75%, 4/1/40	40,000	47,218
Comcast Corp., 2.80%, 1/15/51	55,000	56,498
Discovery Communications LLC, 3.625%, 5/15/30	35,000	38,358
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	102,000	119,613
ViacomCBS, Inc., 4.20%, 5/19/32	70,000	77,841
		878,445
Metals and Mining — 0.1%
Nucor Corp., 2.00%, 6/1/25	80,000	83,154
PT Newcrest Finance Pty Ltd., 4.20%, 5/13/50(3)	50,000	56,023

	Shares/ Principal Amount	Value
Steel Dynamics, Inc., 3.45%, 4/15/30	$50,000	$52,363
Teck Resources Ltd., 3.90%, 7/15/30(3)	50,000	49,991
		241,531
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	110,000	123,232
CenterPoint Energy, Inc., 4.25%, 11/1/28	80,000	93,065
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	35,000	40,569
Dominion Energy, Inc., 4.90%, 8/1/41	50,000	62,490
NiSource, Inc., 5.65%, 2/1/45	35,000	47,583
Sempra Energy, 2.875%, 10/1/22	40,000	41,464
Sempra Energy, 3.25%, 6/15/27	30,000	33,055
Sempra Energy, 4.00%, 2/1/48	20,000	22,105
		463,563
Oil, Gas and Consumable Fuels — 0.9%
Aker BP ASA, 3.75%, 1/15/30(3)	150,000	141,407
Chevron Corp., 2.00%, 5/11/27	70,000	73,363
Colonial Enterprises, Inc., 3.25%, 5/15/30(3)	50,000	54,267
Diamondback Energy, Inc., 3.50%, 12/1/29	130,000	125,838
Ecopetrol SA, 5.875%, 5/28/45	10,000	10,509
Enbridge, Inc., 4.00%, 10/1/23	55,000	59,674
Energy Transfer Operating LP, 3.60%, 2/1/23	30,000	31,046
Energy Transfer Operating LP, 4.25%, 3/15/23	110,000	116,251
Energy Transfer Operating LP, 3.75%, 5/15/30	120,000	118,820
Energy Transfer Operating LP, 4.90%, 3/15/35	55,000	55,302
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	116,029
EOG Resources, Inc., 4.10%, 2/1/21	20,000	20,426
Equinor ASA, 1.75%, 1/22/26	80,000	82,008
Equinor ASA, 3.25%, 11/18/49	70,000	74,506
Exxon Mobil Corp., 1.57%, 4/15/23	120,000	123,138
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	45,000	45,379
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	75,000	94,623
Magellan Midstream Partners LP, 3.25%, 6/1/30	50,000	53,073
MPLX LP, 5.25%, 1/15/25	50,000	51,998
MPLX LP, 4.875%, 6/1/25	95,000	106,106
MPLX LP, 4.50%, 4/15/38	70,000	70,061
Ovintiv, Inc., 6.50%, 2/1/38	30,000	25,801
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	69,579
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,546
Phillips 66, 4.30%, 4/1/22	120,000	127,357
Phillips 66, 2.15%, 12/15/30	120,000	116,401
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	60,000	59,208
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	230,000	263,030
Shell International Finance BV, 3.25%, 5/11/25	40,000	44,301
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	70,000	71,757
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(3)	80,000	85,610
Williams Cos., Inc. (The), 4.125%, 11/15/20	80,000	80,133
		2,576,547
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	120,000	124,712

	Shares/ Principal Amount	Value
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 3.25%, 8/15/22(3)	$155,000	$163,771
Bristol-Myers Squibb Co., 3.625%, 5/15/24(3)	60,000	66,111
Bristol-Myers Squibb Co., 3.40%, 7/26/29(3)	130,000	151,632
Pfizer, Inc., 1.70%, 5/28/30	70,000	71,317
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30(4)	280,000	277,750
Upjohn, Inc., 2.70%, 6/22/30(3)	109,000	112,227
Upjohn, Inc., 4.00%, 6/22/50(3)	43,000	46,228
Zoetis, Inc., 2.00%, 5/15/30	46,000	47,016
		936,052
Road and Rail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	200,000	204,500
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	235,000	291,890
CSX Corp., 3.25%, 6/1/27	100,000	112,287
Norfolk Southern Corp., 3.05%, 5/15/50	60,000	62,050
Union Pacific Corp., 2.40%, 2/5/30	80,000	85,688
Union Pacific Corp., 3.60%, 9/15/37	50,000	55,505
Union Pacific Corp., MTN, 3.55%, 8/15/39	40,000	44,924
		856,844
Semiconductors and Semiconductor Equipment — 0.3%
Analog Devices, Inc., 2.95%, 4/1/25	30,000	32,540
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	41,000	43,823
Broadcom, Inc., 2.25%, 11/15/23(3)	110,000	113,746
Broadcom, Inc., 3.15%, 11/15/25(3)	130,000	138,190
Microchip Technology, Inc., 2.67%, 9/1/23(3)	130,000	133,879
NXP BV / NXP Funding, LLC, 3.875%, 9/1/22(3)	200,000	211,521
NXP BV / NXP Funding, LLC / NXP USA, Inc., 2.70%, 5/1/25(3)	20,000	21,042
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.15%, 5/1/27(3)	40,000	42,526
QUALCOMM, Inc., 2.15%, 5/20/30	100,000	104,355
Texas Instruments, Inc., 1.75%, 5/4/30	65,000	66,120
		907,742
Software — 0.2%
Adobe, Inc., 2.30%, 2/1/30	200,000	216,219
Infor, Inc., 1.45%, 7/15/23(3)	30,000	30,270
Infor, Inc., 1.75%, 7/15/25(3)	30,000	30,161
Oracle Corp., 2.50%, 10/15/22	80,000	83,643
Oracle Corp., 3.625%, 7/15/23	30,000	32,722
Oracle Corp., 2.65%, 7/15/26	125,000	135,003
		528,018
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	40,000	44,297
Home Depot, Inc. (The), 2.50%, 4/15/27	90,000	98,748
Home Depot, Inc. (The), 3.35%, 4/15/50	103,000	118,033
		261,078
Technology Hardware, Storage and Peripherals†
Apple, Inc., 1.125%, 5/11/25	20,000	20,381
NetApp, Inc., 1.875%, 6/22/25	30,000	30,425
Seagate HDD Cayman, 4.125%, 1/15/31(3)	10,000	10,499
		61,305
Trading Companies and Distributors†
Air Lease Corp., 3.875%, 7/3/23	34,000	34,458

	Shares/ Principal Amount	Value
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	$150,000	$157,124
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 3.875%, 4/15/30(3)	145,000	161,884
T-Mobile USA, Inc., 2.55%, 2/15/31(3)	130,000	130,783
Vodafone Group plc, 2.95%, 2/19/23	257,000	270,766
		563,433
TOTAL CORPORATE BONDS (Cost $30,067,858)		31,731,477
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.86%), 7/1/36	5,935	6,275
FHLMC, VRN, 4.15%, (1-year H15T1Y plus 2.14%), 10/1/36	15,129	15,867
FHLMC, VRN, 3.95%, (1-year H15T1Y plus 2.25%), 4/1/37	19,582	20,581
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.80%), 2/1/38	7,512	7,953
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.82%, 6/1/38	5,249	5,544
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.79%, 9/1/40	7,295	7,628
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	3,513	3,714
FHLMC, VRN, 3.92%, (12-month LIBOR plus 1.87%), 7/1/41	12,002	12,652
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	3,123	3,214
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	80	80
FHLMC, VRN, 4.15%, (12-month LIBOR plus 1.65%), 6/1/43	1,671	1,683
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.62%, 1/1/44	28,180	29,322
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	54,641	56,441
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	145,578	151,324
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	121,534	126,914
FNMA, VRN, 3.02%, (6-month LIBOR plus 1.57%), 6/1/35	14,248	14,696
FNMA, VRN, 3.14%, (6-month LIBOR plus 1.57%), 6/1/35	11,369	11,725
FNMA, VRN, 4.02%, (1-year H15T1Y plus 2.16%), 3/1/38	15,542	16,245
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	1,972	2,064
FNMA, VRN, 3.89%, (12-month LIBOR plus 1.84%), 3/1/40	3,830	4,011
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.77%), 10/1/40	9,978	10,397
FNMA, VRN, 3.72%, (12-month LIBOR plus 1.56%), 3/1/43	3,721	3,872
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	95,944	100,496
		612,698
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.5%
FHLMC, 6.50%, 1/1/28	1,627	1,812
FHLMC, 6.50%, 6/1/29	2,151	2,406
FHLMC, 8.00%, 7/1/30	1,716	2,094
FHLMC, 5.50%, 12/1/33	46,784	53,324
FHLMC, 5.50%, 1/1/38	6,269	7,165
FHLMC, 6.00%, 8/1/38	10,318	11,953
FHLMC, 3.50%, 12/1/47	170,870	181,252
FNMA, 6.50%, 1/1/29	4,214	4,813
FNMA, 7.50%, 7/1/29	5,929	6,166
FNMA, 7.50%, 9/1/30	1,971	2,320
FNMA, 5.00%, 7/1/31	53,174	59,670
FNMA, 6.50%, 1/1/32	3,318	3,803
FNMA, 5.50%, 6/1/33	15,040	17,138
FNMA, 5.50%, 8/1/33	32,581	37,335
FNMA, 5.00%, 11/1/33	76,832	88,196

	Shares/ Principal Amount	Value
FNMA, 5.50%, 1/1/34	$23,486	$26,483
FNMA, 3.50%, 3/1/34	37,273	39,369
FNMA, 5.00%, 4/1/35	60,813	69,801
FNMA, 5.00%, 2/1/36	59,660	68,537
FNMA, 5.50%, 1/1/37	44,860	51,621
FNMA, 5.50%, 2/1/37	10,283	11,823
FNMA, 6.00%, 7/1/37	64,816	75,450
FNMA, 6.50%, 8/1/37	6,429	7,442
FNMA, 5.00%, 4/1/40	97,718	112,141
FNMA, 5.00%, 6/1/40	68,217	78,318
FNMA, 3.50%, 1/1/41	246,259	266,584
FNMA, 4.00%, 1/1/41	331,865	371,244
FNMA, 4.00%, 5/1/41	74,666	81,969
FNMA, 5.00%, 6/1/41	80,560	92,659
FNMA, 4.50%, 9/1/41	24,745	27,564
FNMA, 4.00%, 1/1/42	136,684	150,146
FNMA, 3.50%, 5/1/42	254,212	276,561
FNMA, 3.50%, 6/1/42	60,784	66,499
FNMA, 6.50%, 8/1/47	2,315	2,496
FNMA, 6.50%, 9/1/47	4,674	5,028
FNMA, 6.50%, 9/1/47	225	243
FNMA, 6.50%, 9/1/47	2,465	2,651
FNMA, 3.50%, 3/1/48	1,041,604	1,101,834
FNMA, 4.00%, 6/1/48	471,284	499,081
FNMA, 4.50%, 7/1/48	1,447,588	1,559,903
FNMA, 4.00%, 8/1/48	1,117,523	1,185,055
FNMA, 3.50%, 4/1/49	825,681	869,153
FNMA, 3.50%, 5/1/49	290,290	305,424
FNMA, 4.00%, 6/1/49	1,819,507	1,928,077
FNMA, 3.50%, 9/1/49	607,243	638,786
GNMA, 2.50%, TBA	1,150,000	1,210,150
GNMA, 7.00%, 4/20/26	5,552	6,273
GNMA, 7.50%, 8/15/26	3,782	4,300
GNMA, 7.00%, 2/15/28	1,448	1,454
GNMA, 7.50%, 2/15/28	1,026	1,030
GNMA, 6.50%, 5/15/28	268	296
GNMA, 6.50%, 5/15/28	928	1,022
GNMA, 7.00%, 12/15/28	1,675	1,681
GNMA, 7.00%, 5/15/31	13,461	16,096
GNMA, 5.50%, 11/15/32	28,088	32,431
GNMA, 4.50%, 1/15/40	23,821	26,567
GNMA, 4.50%, 5/20/41	70,477	77,413
GNMA, 4.50%, 6/15/41	42,369	48,062
GNMA, 3.50%, 3/15/46	448,244	475,393
GNMA, 2.50%, 8/20/46	96,197	102,169
UMBS, 2.50%, TBA	4,330,000	4,512,503
UMBS, 3.00%, TBA	5,000,000	5,264,844
		22,233,073
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $22,366,088)		22,845,771

	Shares/ Principal Amount	Value
ASSET-BACKED SECURITIES — 1.8%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	$98,213	$97,443
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(3)	391,142	390,100
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	135,288	141,132
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	22,112	22,047
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	266,435	255,790
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 1.44%, (1-month LIBOR plus 1.25%), 3/17/37(3)	400,000	394,580
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 1.26%, (1-month LIBOR plus 1.08%), 6/17/37(3)	275,000	270,315
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 1.44%, (1-month LIBOR plus 1.25%), 1/17/38(3)	550,000	543,360
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	15,222	15,114
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	15,805	15,679
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	24,314	23,973
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	82,962	82,641
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	161,249	165,097
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	224,727	227,857
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	349,780	361,864
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	625,000	644,694
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(3)	350,000	357,999
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	18,827	18,724
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	117,247	119,360
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	127,018	123,135
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	186,179	186,510
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	175,615	182,038
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	63,521	66,170
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	79,648	84,654
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	12,335	10,220
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	259,821	257,188
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	97,999	98,483
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	120,293	117,829
TOTAL ASSET-BACKED SECURITIES (Cost $5,236,755)		5,273,996
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,887	3,022

	Shares/ Principal Amount	Value
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.70%, 3/25/35	$23,857	$23,506
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	72,843	75,187
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	16,811	16,149
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.97%, 8/25/34	15,002	14,218
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.25%, 8/25/34	14,030	13,582
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.58%, 8/25/35	3,668	3,630
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.29%, (1-year H15T1Y plus 2.15%), 9/25/35	9,756	9,598
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, VRN, 2.18%, (1-month LIBOR plus 2.00%), 1/25/40(3)	200,000	191,868
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.83%, (1-month LIBOR plus 3.65%), 2/25/40(3)	200,000	195,138
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	689	615
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	136,169	139,636
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(3)	164,440	168,455
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(3)	137,120	139,663
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.56%, 10/25/34	5,128	5,018
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.07%, 8/25/35	6,484	6,555
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, VRN, 2.31%, 1/25/60(3)	264,330	265,952
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.80%, 6/25/34	8,579	8,269
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.79%, 5/25/34	11,399	10,947
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	17,046	16,544
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.07%, 9/25/35	37,820	37,646
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.15%, 9/25/35	8,748	8,633
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.19%, 7/25/35	5,416	5,444
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.34%, 7/25/35	3,288	3,197
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.99%, 4/25/35	5,814	5,743
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	14,085	14,450
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	128,129	131,896
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(3)	27,780	27,879
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.09%, 11/21/34	46,594	46,647
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.28%, 11/25/35	34,169	32,653
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.74%, 2/25/35	19,311	19,404

	Shares/ Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	$183,996	$198,161
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	120,558	130,489
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.68%, (1-month LIBOR plus 1.50%), 6/25/57(3)	63,692	63,942
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(3)	263,446	269,640
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	247,858	253,557
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	113,339	114,695
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	33,752	34,559
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.52%, 7/25/34	30,662	30,142
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.92%, (1-month LIBOR plus 0.74%), 9/25/34	34,778	32,600
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	44,634	43,216
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.11%, 5/25/35	13,278	13,221
		2,825,366
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 11/25/23	203,093	164,942
FHLMC, Series 2014-DN2, Class M3, VRN, 3.78%, (1-month LIBOR plus 3.60%), 4/25/24	240,000	213,794
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.18%, (1-month LIBOR plus 5.00%), 12/25/28	259,914	270,348
FHLMC, Series 2016-DNA4, Class M2, VRN, 1.48%, (1-month LIBOR plus 1.30%), 3/25/29	9,894	9,887
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.48%, (1-month LIBOR plus 2.30%), 10/25/48(3)	50,000	48,601
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.63%, (1-month LIBOR plus 2.45%), 3/25/49(3)	100,684	100,096
FHLMC, Series 2019-DNA3, Class M2, VRN, 2.23%, (1-month LIBOR plus 2.05%), 7/25/49(3)	183,202	180,659
FNMA, Series 2014-C02, Class 1M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	155,108	137,000
FNMA, Series 2014-C02, Class 2M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	75,113	66,908
FNMA, Series 2015-C03, Class 1M2, VRN, 5.18%, (1-month LIBOR plus 5.00%), 7/25/25	387,457	398,747
FNMA, Series 2015-C04, Class 1M2, VRN, 5.88%, (1-month LIBOR plus 5.70%), 4/25/28	121,030	128,352
FNMA, Series 2016-C04, Class 1M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 1/25/29	206,102	215,093
FNMA, Series 2016-C06, Class 1M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 4/25/29	111,375	117,337
		2,051,764
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,812,591)		4,877,130
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 3.69%, (3-month LIBOR plus 1.95%), 1/20/32(3)	200,000	197,433
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 2.42%, (3-month LIBOR plus 1.20%), 1/15/29(3)	125,000	123,632

	Shares/ Principal Amount	Value
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.16%, (3-month LIBOR plus 1.02%), 4/20/31(3)	$200,000	$194,583
CBAM Ltd., Series 2019-9A, Class A, VRN, 2.50%, (3-month LIBOR plus 1.28%), 2/12/30(3)	200,000	198,735
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.00%, (3-month LIBOR plus 0.98%), 4/24/31(3)	100,000	97,401
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.11%, (3-month LIBOR plus 0.97%), 4/18/31(3)	150,000	145,443
Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 2.42%, (3-month LIBOR plus 1.24%), 4/15/33(3)	350,000	344,764
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.26%, (3-month LIBOR plus 1.12%), 7/20/31(3)	400,000	393,448
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.29%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	171,728
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 2.48%, (3-month LIBOR plus 1.26%), 1/15/33(3)	350,000	343,000
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.20%, (3-month LIBOR plus 0.98%), 4/15/31(3)	225,000	220,555
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 2.55%, (3-month LIBOR plus 1.33%), 10/15/32(3)	250,000	248,661
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 2.29%, (3-month LIBOR plus 1.15%), 4/18/31(3)	275,000	266,447
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 2.60%, (3-month LIBOR plus 1.29%), 4/18/33(3)	200,000	197,175
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 2.21%, (3-month LIBOR plus 1.07%), 10/20/28(3)	225,000	222,245
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.96%, (3-month LIBOR plus 0.97%), 4/25/31(3)	250,000	244,080
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,661,260)		3,609,330
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	110,794
California State University Rev., 2.98%, 11/1/51	200,000	215,020
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	40,738
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	90,000	118,769
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	87,416
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	70,000	73,062
Houston GO, 3.96%, 3/1/47	25,000	30,449
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	33,498
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	19,602
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	289,666
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	26,354
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	110,418
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	140,776
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	69,205
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	103,710
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/30	20,000	27,651
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	15,000	20,669
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	35,544
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	55,886

	Shares/ Principal Amount	Value
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	$100,000	$104,423
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	60,387
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	34,301
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	38,009
State of California GO, 4.60%, 4/1/38	120,000	140,414
State of California GO, 7.55%, 4/1/39	20,000	35,702
State of California GO, 7.30%, 10/1/39	15,000	25,135
State of California GO, 7.60%, 11/1/40	20,000	36,812
University of Texas System (The) Rev., 5.00%, 8/15/40	65,000	100,168
TOTAL MUNICIPAL SECURITIES (Cost $1,905,364)		2,184,578
PREFERRED STOCKS — 0.1%
Banks — 0.1%
JPMorgan Chase & Co., 4.60% (Cost $270,424)	300,000	267,855
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	$40,000	43,615
FNMA, 6.625%, 11/15/30	100,000	154,788
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $162,156)		198,403
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	30,778
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	47,454
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	36,376
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	10,606
		46,982
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	23,175
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $126,578)		148,389
TEMPORARY CASH INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $9,843,661)	9,843,661	9,843,661
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $270,026,359)		308,392,216
OTHER ASSETS AND LIABILITIES — (3.8)%		(11,151,661)
TOTAL NET ASSETS — 100.0%		$297,240,555

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	23	September 2020	$1,150	$3,553,730	$76,438

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	5	September 2020	$500,000	$787,422	$(7,230)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Valueˆ
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$3,640,000	$113,005	$(96,637)	$16,368

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,000,000	$(416)	$(31,684)	$(32,100)
CPURNSA	Receive	1.50%	6/8/30	$500,000	502	1,864	2,366
CPURNSA	Receive	1.50%	6/8/30	$500,000	502	1,451	1,953
					$588	$(28,369)	$(27,781)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
† Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $502,145.
(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $17,208,655, which represented 5.8% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $270,026,359)	$308,392,216
Cash	297
Deposits with broker for futures contracts	276,000
Receivable for investments sold	5,350,651
Receivable for capital shares sold	2,110
Receivable for variation margin on futures contracts	50,125
Receivable for variation margin on swap agreements	1,967
Dividends and interest receivable	621,670
314,695,036

Liabilities
Payable for investments purchased	16,999,322
Payable for capital shares redeemed	198,934
Payable for variation margin on swap agreements	28,833
Accrued management fees	203,473
Distribution fees payable	23,919
17,454,481

Net Assets	$297,240,555

Net Assets Consist of:
Capital (par value and paid-in surplus)	$254,718,694
Distributable earnings	42,521,861
$297,240,555

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$179,762,700	22,705,481	$7.92
Class II, $0.01 Par Value	$117,477,855	14,838,768	$7.92

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$1,542,152
Interest	1,423,510
2,965,662

Expenses:
Management fees	1,249,145
Distribution fees - Class II	136,606
Directors' fees and expenses	4,412
Other expenses	1,480
1,391,643
Fees waived(1)	(69,827)
1,321,816

Net investment income (loss)	1,643,846

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,973,488
Futures contract transactions	124,952
Swap agreement transactions	830,060
4,928,500

Change in net unrealized appreciation (depreciation) on:
Investments	(2,211,011)
Futures contracts	(56,299)
Swap agreements	(129,040)
(2,396,350)

Net realized and unrealized gain (loss)	2,532,150

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,175,996

(1)Amount consists of $42,506 and $27,321 for Class I and Class II, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2019
Increase (Decrease) in Net Assets	June 30, 2020	December 31, 2019
Operations
Net investment income (loss)	$1,643,846	$3,525,980
Net realized gain (loss)	4,928,500	9,938,774
Change in net unrealized appreciation (depreciation)	(2,396,350)	31,006,552
Net increase (decrease) in net assets resulting from operations	4,175,996	44,471,306

Distributions to Shareholders
From earnings:
Class I	(7,197,643)	(5,998,157)
Class II	(4,574,773)	(3,150,744)
Decrease in net assets from distributions	(11,772,416)	(9,148,901)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	17,904,952	34,086,553

Net increase (decrease) in net assets	10,308,532	69,408,958

Net Assets
Beginning of period	286,932,023	217,523,065
End of period	$297,240,555	$286,932,023

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2020 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The management fee schedule ranges from 0.80% to 0.90% for each class. From January 1, 2020 through July 31, 2020, the investment advisor agreed to waive 0.05% of the fund’s management fee. Effective August 1, 2020, the investment advisor agreed to decrease the amount of the waiver from 0.05% to 0.04% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee for each class for the period ended June 30, 2020 was 0.90% before waiver and 0.85% after waiver.
Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,956,742 and $2,728,930, respectively. The effect of interfund transactions on the Statement of Operations was $139,443 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2020 totaled $235,083,825, of which $87,143,679 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2020 totaled $219,138,496, of which $83,901,070 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	150,000,000		150,000,000
Sold	1,789,869	$13,872,832	3,635,122	$28,304,175
Issued in reinvestment of distributions	1,042,988	7,197,643	786,269	5,998,157
Redeemed	(1,823,050)	(13,995,883)	(2,827,853)	(21,907,528)
	1,009,807	7,074,592	1,593,538	12,394,804
Class II/Shares Authorized	75,000,000		75,000,000
Sold	1,734,082	13,313,718	3,905,124	30,133,600
Issued in reinvestment of distributions	664,063	4,574,773	413,460	3,150,744
Redeemed	(930,252)	(7,058,131)	(1,508,223)	(11,592,595)
	1,467,893	10,830,360	2,810,361	21,691,749
Net increase (decrease)	2,477,700	$17,904,952	4,403,899	$34,086,553

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$174,012,816	—	—
U.S. Treasury Securities	—	$53,398,810	—
Corporate Bonds	—	31,731,477	—
U.S. Government Agency Mortgage-Backed Securities	—	22,845,771	—
Asset-Backed Securities	—	5,273,996	—
Collateralized Mortgage Obligations	—	4,877,130	—
Collateralized Loan Obligations	—	3,609,330	—
Municipal Securities	—	2,184,578	—
Preferred Stocks	—	267,855	—
U.S. Government Agency Securities	—	198,403	—
Sovereign Governments and Agencies	—	148,389	—
Temporary Cash Investments	9,843,661	—	—
	$183,856,477	$124,535,739	—
Other Financial Instruments
Futures Contracts	$76,438	—	—
Swap Agreements	—	$20,687	—
	$76,438	$20,687	—

Liabilities
Other Financial Instruments
Futures Contracts	$7,230	—	—
Swap Agreements	—	$32,100	—
	$7,230	$32,100	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,614,000.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $1,892 futures contracts purchased.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $3,360,000 futures contracts purchased and $500,000 futures contracts sold.
Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $1,166,667.

Value of Derivative Instruments as of June 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$28,833
Equity Price Risk	Receivable for variation margin on futures contracts*	$48,875	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,250	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	1,967	Payable for variation margin on swap agreements*	—
		$52,092		$28,833

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$830,060	Change in net unrealized appreciation (depreciation) on swap agreements	$(96,637)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(7,817)	Change in net unrealized appreciation (depreciation) on futures contracts	(55,822)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	132,769	Change in net unrealized appreciation (depreciation) on futures contracts	(477)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(32,403)
		$955,012		$(185,339)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$270,838,332
Gross tax appreciation of investments	$44,198,844
Gross tax depreciation of investments	(6,644,960)
Net tax appreciation (depreciation) of investments	$37,553,884

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2020(3)	$8.18	0.05	0.02	0.07	(0.05)	(0.28)	(0.33)	$7.92	1.57%	0.85%(4)	0.90%(4)	1.27%(4)	1.22%(4)	80%	$179,763
2019	$7.09	0.11	1.27	1.38	(0.12)	(0.17)	(0.29)	$8.18	19.85%	0.79%	0.90%	1.48%	1.37%	115%	$177,510
2018	$7.53	0.12	(0.40)	(0.28)	(0.11)	(0.05)	(0.16)	$7.09	(3.83)%	0.76%	0.90%	1.55%	1.41%	120%	$142,595
2017	$6.97	0.11	0.84	0.95	(0.11)	(0.28)	(0.39)	$7.53	13.91%	0.80%	0.91%	1.52%	1.41%	114%	$136,993
2016	$6.93	0.10	0.36	0.46	(0.11)	(0.31)	(0.42)	$6.97	6.99%	0.82%	0.90%	1.53%	1.45%	101%	$119,724
2015	$7.97	0.12	(0.29)	(0.17)	(0.13)	(0.74)	(0.87)	$6.93	(2.57)%	0.81%	0.90%	1.58%	1.49%	95%	$116,703
Class II
2020(3)	$8.18	0.04	0.02	0.06	(0.04)	(0.28)	(0.32)	$7.92	1.47%	1.10%(4)	1.15%(4)	1.02%(4)	0.97%(4)	80%	$117,478
2019	$7.10	0.09	1.26	1.35	(0.10)	(0.17)	(0.27)	$8.18	19.39%	1.04%	1.15%	1.23%	1.12%	115%	$109,422
2018	$7.53	0.10	(0.39)	(0.29)	(0.09)	(0.05)	(0.14)	$7.10	(3.93)%	1.01%	1.15%	1.30%	1.16%	120%	$74,928
2017	$6.97	0.09	0.85	0.94	(0.10)	(0.28)	(0.38)	$7.53	13.63%	1.05%	1.16%	1.27%	1.16%	114%	$54,363
2016(5)	$6.72	0.05	0.26	0.31	(0.06)	—	(0.06)	$6.97	4.67%	1.06%(4)	1.15%(4)	1.13%(4)	1.04%(4)	101%(6)	$19,677

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2020 (unaudited).
(4)Annualized.
(5)May 2, 2016 (commencement of sale) through December 31, 2016.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2016.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% (e.g., the Class I unified fee will be reduced from 0.90% to 0.86%) for at least one year, beginning August 1, 2020. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92976 2008

Semiannual Report

June 30, 2020

VP Capital Appreciation Fund
Class I (AVCIX)
Class II (AVCWX)
Class Y (AVCYX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2020
Top Ten Holdings	% of net assets
Cadence Design Systems, Inc.	4.0%
Square, Inc., Class A	3.1%
Splunk, Inc.	2.6%
Cognex Corp.	2.5%
F5 Networks, Inc.	2.5%
Chipotle Mexican Grill, Inc.	2.5%
Teleflex, Inc.	2.3%
Veeva Systems, Inc., Class A	2.2%
Xilinx, Inc.	2.2%
Twilio, Inc., Class A	2.0%

Top Five Industries	% of net assets
Software	15.6%
Semiconductors and Semiconductor Equipment	7.3%
Health Care Equipment and Supplies	7.0%
IT Services	6.3%
Biotechnology	5.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	1.4%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1) 1/1/20 - 6/30/20	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,052.00	$4.44	0.87%
Class II	$1,000	$1,052.00	$5.20	1.02%
Class Y	$1,000	$1,054.50	$2.66	0.52%
Hypothetical
Class I	$1,000	$1,020.54	$4.37	0.87%
Class II	$1,000	$1,019.79	$5.12	1.02%
Class Y	$1,000	$1,022.28	$2.61	0.52%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace and Defense — 0.3%
Mercury Systems, Inc.(1)	16,745	$1,317,162
Auto Components — 1.0%
Aptiv plc	65,115	5,073,761
Beverages — 1.1%
Constellation Brands, Inc., Class A	32,137	5,622,368
Biotechnology — 5.8%
ACADIA Pharmaceuticals, Inc.(1)	72,322	3,505,447
Alnylam Pharmaceuticals, Inc.(1)	42,795	6,338,368
Argenx SE, ADR(1)	16,089	3,623,726
Exact Sciences Corp.(1)	75,678	6,579,445
Immunomedics, Inc.(1)	197,051	6,983,487
Turning Point Therapeutics, Inc.(1)	40,346	2,605,948
		29,636,421
Building Products — 2.7%
AZEK Co., Inc. (The)(1)	31,277	996,485
Fortune Brands Home & Security, Inc.	119,314	7,627,744
Trane Technologies plc	58,003	5,161,107
		13,785,336
Capital Markets — 4.0%
LPL Financial Holdings, Inc.	71,533	5,608,187
MarketAxess Holdings, Inc.	12,439	6,230,944
MSCI, Inc.	25,213	8,416,604
		20,255,735
Chemicals — 0.5%
Albemarle Corp.	33,561	2,591,245
Communications Equipment — 4.1%
Arista Networks, Inc.(1)	37,943	7,969,168
F5 Networks, Inc.(1)	91,282	12,732,014
		20,701,182
Containers and Packaging — 1.3%
Ball Corp.	96,732	6,721,907
Distributors — 0.7%
LKQ Corp.(1)	138,122	3,618,796
Diversified Consumer Services — 0.9%
Chegg, Inc.(1)	64,918	4,366,385
Electrical Equipment — 3.7%
AMETEK, Inc.	78,133	6,982,746
nVent Electric plc	213,304	3,995,184
Rockwell Automation, Inc.	15,860	3,378,180
Sensata Technologies Holding plc(1)	114,020	4,244,965
		18,601,075
Electronic Equipment, Instruments and Components — 4.3%
Cognex Corp.	213,564	12,754,042
Keysight Technologies, Inc.(1)	93,183	9,390,983
		22,145,025
4

	Shares	Value
Entertainment — 1.2%
Roku, Inc.(1)	32,719	$3,812,745
Zynga, Inc., Class A(1)	248,240	2,368,210
		6,180,955
Equity Real Estate Investment Trusts (REITs) — 1.0%
SBA Communications Corp.	17,400	5,183,808
Health Care Equipment and Supplies — 7.0%
Align Technology, Inc.(1)	30,887	8,476,628
DexCom, Inc.(1)	19,758	8,009,893
Masimo Corp.(1)	32,910	7,503,151
Teleflex, Inc.	32,230	11,731,076
		35,720,748
Health Care Providers and Services — 3.2%
Amedisys, Inc.(1)	31,722	6,298,086
Encompass Health Corp.	157,426	9,749,392
		16,047,478
Health Care Technology — 3.2%
Teladoc Health, Inc.(1)	25,355	4,838,748
Veeva Systems, Inc., Class A(1)	48,434	11,353,898
		16,192,646
Hotels, Restaurants and Leisure — 4.0%
Chipotle Mexican Grill, Inc.(1)	12,053	12,684,095
Las Vegas Sands Corp.	96,799	4,408,227
Planet Fitness, Inc., Class A(1)	57,769	3,499,068
		20,591,390
Household Durables — 1.2%
D.R. Horton, Inc.	109,274	6,059,243
Insurance — 0.8%
Selectquote, Inc.(1)	163,671	4,145,786
Interactive Media and Services — 1.2%
Match Group, Inc.(1)	53,338	5,709,833
Twitter, Inc.(1)	13,699	408,093
		6,117,926
IT Services — 6.3%
Fiserv, Inc.(1)	62,734	6,124,093
Square, Inc., Class A(1)	148,115	15,543,188
Twilio, Inc., Class A(1)	46,444	10,190,743
		31,858,024
Leisure Products — 0.8%
Peloton Interactive, Inc., Class A(1)	74,567	4,307,735
Life Sciences Tools and Services — 2.7%
Bruker Corp.	122,494	4,983,056
Mettler-Toledo International, Inc.(1)	10,946	8,817,550
		13,800,606
Machinery — 1.8%
Graco, Inc.	96,035	4,608,720
Parker-Hannifin Corp.	24,438	4,478,752
		9,087,472
Personal Products — 1.0%
Shiseido Co. Ltd.	78,100	4,951,545
Pharmaceuticals — 1.0%
Horizon Therapeutics plc(1)	90,668	5,039,327
5

	Shares	Value
Professional Services — 2.9%
IHS Markit Ltd.	71,426	$5,392,663
Verisk Analytics, Inc.	53,661	9,133,102
		14,525,765
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	46,766	5,627,820
Semiconductors and Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.(1)	71,367	3,754,618
Marvell Technology Group Ltd.	178,833	6,269,885
Skyworks Solutions, Inc.	49,830	6,371,264
Teradyne, Inc.	117,118	9,897,642
Xilinx, Inc.	112,164	11,035,816
		37,329,225
Software — 15.6%
Atlassian Corp. plc, Class A(1)	42,442	7,651,019
Cadence Design Systems, Inc.(1)	214,748	20,607,218
Coupa Software, Inc.(1)	18,001	4,986,997
DocuSign, Inc.(1)	35,094	6,043,538
Envestnet, Inc.(1)	56,282	4,138,978
Manhattan Associates, Inc.(1)	72,373	6,817,537
Palo Alto Networks, Inc.(1)	35,271	8,100,690
RingCentral, Inc., Class A(1)	28,567	8,141,881
Splunk, Inc.(1)	66,560	13,225,472
		79,713,330
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	34,379	6,770,257
Five Below, Inc.(1)	52,007	5,560,068
		12,330,325
Textiles, Apparel and Luxury Goods — 1.5%
lululemon athletica, Inc.(1)	24,792	7,735,352
TOTAL COMMON STOCKS (Cost $393,322,183)		496,982,904
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $2,268,271), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $2,224,708)		2,224,707
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $2,953,021), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $2,895,004)		2,895,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	37,934	37,934
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,157,641)		5,157,641
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $398,479,824)		502,140,545
OTHER ASSETS AND LIABILITIES — 1.4%		7,370,758
TOTAL NET ASSETS — 100.0%		$509,511,303
6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	18,837,720	USD	175,025	Bank of America N.A.	9/30/20	$(343)
USD	4,671,388	JPY	497,372,040	Bank of America N.A.	9/30/20	59,267
						$58,924

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $398,479,824)	$502,140,545
Receivable for investments sold	20,052,189
Receivable for capital shares sold	23,356
Unrealized appreciation on forward foreign currency exchange contracts	59,267
Dividends and interest receivable	75,328
522,350,685

Liabilities
Payable for investments purchased	12,398,237
Payable for capital shares redeemed	200,729
Unrealized depreciation on forward foreign currency exchange contracts	343
Accrued management fees	239,773
Distribution fees payable	300
12,839,382

Net Assets	$509,511,303

Net Assets Consist of:
Capital (par value and paid-in surplus)	$385,189,428
Distributable earnings	124,321,875
$509,511,303

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$91,750,865	6,446,545	$14.23
Class II, $0.01 Par Value	$1,488,742	106,055	$14.04
Class Y, $0.01 Par Value	$416,271,696	28,951,656	$14.38

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,177)	$1,106,964
Interest	19,208
Securities lending, net	586
1,126,758

Expenses:
Management fees	1,683,902
Distribution fees - Class II	1,704
Directors' fees and expenses	7,552
Other expenses	138
1,693,296
Fees waived(1)	(308,616)
1,384,680

Net investment income (loss)	(257,922)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	21,916,394
Forward foreign currency exchange contract transactions	(100,158)
Foreign currency translation transactions	(709)
21,815,527

Change in net unrealized appreciation (depreciation) on:
Investments	1,292,319
Forward foreign currency exchange contracts	82,399
Translation of assets and liabilities in foreign currencies	(175)
1,374,543

Net realized and unrealized gain (loss)	23,190,070

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,932,148

(1)Amount consists of $54,920, $886 and $252,810 for Class I, Class II and Class Y, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2019
Increase (Decrease) in Net Assets	June 30, 2020	December 31, 2019
Operations
Net investment income (loss)	$(257,922)	$444,897
Net realized gain (loss)	21,815,527	72,201,364
Change in net unrealized appreciation (depreciation)	1,374,543	85,816,457
Net increase (decrease) in net assets resulting from operations	22,932,148	158,462,718

Distributions to Shareholders
From earnings:
Class I	(10,198,085)	(28,318,582)
Class II	(167,591)	(209,486)
Class Y	(46,364,992)	(63,495,599)
Decrease in net assets from distributions	(56,730,668)	(92,023,667)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	24,680,945	(13,066,511)

Net increase (decrease) in net assets	(9,117,575)	53,372,540

Net Assets
Beginning of period	518,628,878	465,256,338
End of period	$509,511,303	$518,628,878

See Notes to Financial Statements.
10

Notes to Financial Statements

JUNE 30, 2020 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I, Class II and Class Y.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2020 through July 31, 2020, the investment advisor agreed to waive 0.13% of the fund's management fee. Effective August 1, 2020, the investment advisor agreed to decrease the amount of the waiver from 0.13% to 0.07% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2020 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.90% to 1.00%	1.00%	0.87%
Class II	0.80% to 0.90%	0.90%	0.77%
Class Y	0.55% to 0.65%	0.65%	0.52%

13

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $151,203 and $686,591, respectively. The effect of interfund transactions on the Statement of Operations was $404,315 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2020 were $243,498,454 and $285,487,394, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	195,000,000		195,000,000
Sold	360,792	$5,046,592	899,482	$13,800,061
Issued in reinvestment of distributions	996,880	10,198,085	2,034,381	28,318,582
Redeemed	(559,889)	(7,855,005)	(7,544,209)	(112,758,519)
	797,783	7,389,672	(4,610,346)	(70,639,876)
Class II/Shares Authorized	25,000,000		25,000,000
Sold	12,110	166,732	21,128	318,866
Issued in reinvestment of distributions	16,610	167,591	15,202	209,486
Redeemed	(12,083)	(158,966)	(21,836)	(326,509)
	16,637	175,357	14,494	201,843
Class Y/Shares Authorized	180,000,000		180,000,000
Sold	493,146	7,080,990	1,902,101	28,892,064
Issued in reinvestment of distributions	4,492,732	46,364,992	4,535,400	63,495,599
Redeemed	(2,573,899)	(36,330,066)	(2,298,536)	(35,016,141)
	2,411,979	17,115,916	4,138,965	57,371,522
Net increase (decrease)	3,226,399	$24,680,945	(456,887)	$(13,066,511)

14

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$492,031,359	$4,951,545	—
Temporary Cash Investments	37,934	5,119,707	—
	$492,069,293	$10,071,252	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$59,267	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$343	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $5,464,895.
The value of foreign currency risk derivative instruments as of June 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $59,267 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $343 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(100,158) in net realized gain (loss) on forward foreign currency exchange contract transactions and $82,399 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
15

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$400,264,908
Gross tax appreciation of investments	$111,048,643
Gross tax depreciation of investments	(9,173,006)
Net tax appreciation (depreciation) of investments	$101,875,637

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2020(3)	$15.96	(0.03)	0.14	0.11	—	(1.84)	(1.84)	$14.23	5.20%	0.87%(4)	1.00%(4)	(0.40)%(4)	(0.53)%(4)	51%	$91,751
2019	$14.17	(0.03)	4.65	4.62	—	(2.83)	(2.83)	$15.96	35.56%	0.88%	1.00%	(0.18)%	(0.30)%	94%	$90,134
2018	$15.03	(0.05)	(0.73)	(0.78)	—	(0.08)	(0.08)	$14.17	(5.20)%	0.93%	1.00%	(0.29)%	(0.36)%	103%	$145,373
2017	$13.98	(0.02)	2.97	2.95	—	(1.90)	(1.90)	$15.03	21.79%	0.99%	1.01%	(0.15)%	(0.17)%	58%	$157,356
2016	$15.02	(0.02)	0.40	0.38	—	(1.42)	(1.42)	$13.98	3.23%	0.99%	1.00%	(0.14)%	(0.15)%	68%	$459,443
2015	$15.72	(0.06)	0.42	0.36	—	(1.06)	(1.06)	$15.02	1.93%	1.00%	1.00%	(0.38)%	(0.38)%	72%	$465,851
Class II
2020(3)	$15.78	(0.04)	0.14	0.10	—	(1.84)	(1.84)	$14.04	5.20%	1.02%(4)	1.15%(4)	(0.55)%(4)	(0.68)%(4)	51%	$1,489
2019	$14.06	(0.05)	4.60	4.55	—	(2.83)	(2.83)	$15.78	35.32%	1.03%	1.15%	(0.33)%	(0.45)%	94%	$1,411
2018	$14.94	(0.07)	(0.73)	(0.80)	—	(0.08)	(0.08)	$14.06	(5.36)%	1.08%	1.15%	(0.44)%	(0.51)%	103%	$1,053
2017	$13.92	(0.04)	2.96	2.92	—	(1.90)	(1.90)	$14.94	21.67%	1.14%	1.16%	(0.30)%	(0.32)%	58%	$1,697
2016	$14.98	(0.04)	0.40	0.36	—	(1.42)	(1.42)	$13.92	3.08%	1.14%	1.15%	(0.29)%	(0.30)%	68%	$1,350
2015	$15.71	(0.08)	0.41	0.33	—	(1.06)	(1.06)	$14.98	1.73%	1.15%	1.15%	(0.53)%	(0.53)%	72%	$942

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class Y
2020(3)	$16.09	—(5)	0.15	0.15	(0.02)	(1.84)	(1.86)	$14.38	5.45%	0.52%(4)	0.65%(4)	(0.05)%(4)	(0.18)%(4)	51%	$416,272
2019	$14.23	0.03	4.67	4.70	(0.01)	(2.83)	(2.84)	$16.09	36.02%	0.53%	0.65%	0.17%	0.05%	94%	$427,083
2018	$15.05	0.01	(0.75)	(0.74)	—	(0.08)	(0.08)	$14.23	(4.92)%	0.58%	0.65%	0.06%	(0.01)%	103%	$318,830
2017(6)	$15.19	0.01	1.03	1.04	—	(1.18)	(1.18)	$15.05	6.78%	0.62%(4)	0.66%(4)	0.25%(4)	0.21%(4)	58%(7)	$366,900

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)September 22, 2017 (commencement of sale) through December 31, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
19

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-year period and slightly below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio
20

valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe
21

and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.07% (e.g., the Class I unified fee will be reduced from 1.00% to 0.93%) for at least one year, beginning August 1, 2020. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92979 2008

Semiannual Report

June 30, 2020

VP Growth Fund
Class I (AWRIX)
Class II (AWREX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2020
Top Ten Holdings	% of net assets
Microsoft Corp.	11.9%
Amazon.com, Inc.	8.5%
Apple, Inc.	7.3%
Alphabet, Inc., Class A	7.3%
Visa, Inc., Class A	5.2%
PayPal Holdings, Inc.	3.3%
NVIDIA Corp.	2.5%
Facebook, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.3%
iShares Russell 1000 Growth ETF	2.2%

Top Five Industries	% of net assets
Software	16.6%
Interactive Media and Services	10.3%
IT Services	10.0%
Internet and Direct Marketing Retail	9.5%
Technology Hardware, Storage and Peripherals	7.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Exchange-Traded Funds	2.2%
Total Equity Exposure	99.8%
Other Assets and Liabilities	0.2%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1) 1/1/20 - 6/30/20	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,103.60	$4.24	0.81%
Class II	$1,000	$1,102.80	$5.02	0.96%
Hypothetical
Class I	$1,000	$1,020.84	$4.07	0.81%
Class II	$1,000	$1,020.09	$4.82	0.96%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace and Defense — 1.4%
Lockheed Martin Corp.	194	$70,794
Auto Components — 1.1%
Aptiv plc	716	55,791
Biotechnology — 3.1%
Amgen, Inc.	426	100,476
CRISPR Therapeutics AG(1)	175	12,861
Vertex Pharmaceuticals, Inc.(1)	176	51,095
		164,432
Building Products — 0.8%
Masco Corp.	885	44,436
Capital Markets — 1.2%
S&P Global, Inc.	191	62,931
Electrical Equipment — 1.0%
Ballard Power Systems, Inc.(1)	258	3,973
Rockwell Automation, Inc.	220	46,860
		50,833
Electronic Equipment, Instruments and Components — 1.8%
CDW Corp.	380	44,148
Cognex Corp.	166	9,913
Keysight Technologies, Inc.(1)	374	37,692
		91,753
Entertainment — 1.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	617	19,565
Take-Two Interactive Software, Inc.(1)	278	38,800
Walt Disney Co. (The)	305	34,011
		92,376
Equity Real Estate Investment Trusts (REITs) — 2.3%
Equity Residential	411	24,175
SBA Communications Corp.	328	97,718
		121,893
Food Products — 1.5%
Beyond Meat, Inc.(1)	93	12,460
Mondelez International, Inc., Class A	1,259	64,373
		76,833
Health Care Equipment and Supplies — 3.4%
Baxter International, Inc.	703	60,528
Boston Scientific Corp.(1)	1,381	48,487
Edwards Lifesciences Corp.(1)	363	25,087
Intuitive Surgical, Inc.(1)	78	44,447
		178,549
Health Care Providers and Services — 2.8%
Quest Diagnostics, Inc.	208	23,704
UnitedHealth Group, Inc.	410	120,929
		144,633
4

	Shares	Value
Hotels, Restaurants and Leisure — 1.7%
Chipotle Mexican Grill, Inc.(1)	42	$44,199
Domino's Pizza, Inc.	50	18,472
Las Vegas Sands Corp.	574	26,140
		88,811
Household Products — 1.8%
Procter & Gamble Co. (The)	773	92,427
Insurance — 0.7%
Progressive Corp. (The)	404	32,364
Selectquote, Inc.(1)	203	5,142
		37,506
Interactive Media and Services — 10.3%
Alphabet, Inc., Class A(1)	268	380,038
Facebook, Inc., Class A(1)	575	130,565
Twitter, Inc.(1)	946	28,181
		538,784
Internet and Direct Marketing Retail — 9.5%
Amazon.com, Inc.(1)	161	444,170
Chewy, Inc., Class A(1)	267	11,932
Expedia Group, Inc.	457	37,566
		493,668
IT Services — 10.0%
Fastly, Inc., Class A(1)	646	54,994
PayPal Holdings, Inc.(1)	998	173,882
VeriSign, Inc.(1)	106	21,924
Visa, Inc., Class A	1,408	271,983
		522,783
Life Sciences Tools and Services — 1.2%
Adaptive Biotechnologies Corp.(1)	366	17,707
Agilent Technologies, Inc.	178	15,730
Illumina, Inc.(1)	75	27,776
		61,213
Machinery — 0.8%
Cummins, Inc.	234	40,543
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	194	36,604
Pharmaceuticals — 3.4%
Merck & Co., Inc.	911	70,448
Novo Nordisk A/S, B Shares	1,122	72,606
Zoetis, Inc.	252	34,534
		177,588
Road and Rail — 1.4%
Lyft, Inc., Class A(1)	507	16,736
Union Pacific Corp.	349	59,005
		75,741
Semiconductors and Semiconductor Equipment — 6.9%
Analog Devices, Inc.	420	51,509
Applied Materials, Inc.	621	37,539
ASML Holding NV	211	77,348
Broadcom, Inc.	196	61,860
NVIDIA Corp.	345	131,069
		359,325
5

	Shares	Value
Software — 16.6%
Datadog, Inc., Class A(1)	258	$22,433
Microsoft Corp.	3,041	618,874
PagerDuty, Inc.(1)	938	26,845
salesforce.com, Inc.(1)	418	78,304
Slack Technologies, Inc., Class A(1)	1,376	42,780
Splunk, Inc.(1)	138	27,421
Zendesk, Inc.(1)	543	48,072
		864,729
Specialty Retail — 1.6%
Home Depot, Inc. (The)	101	25,302
TJX Cos., Inc. (The)	1,174	59,357
		84,659
Technology Hardware, Storage and Peripherals — 7.3%
Apple, Inc.	1,045	381,216
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	814	79,813
TOTAL COMMON STOCKS (Cost $2,585,639)		5,090,664
EXCHANGE-TRADED FUNDS — 2.2%
iShares Russell 1000 Growth ETF (Cost $104,240)	593	113,826
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,689,879)		5,204,490
OTHER ASSETS AND LIABILITIES — 0.2%		8,269
TOTAL NET ASSETS — 100.0%		$5,212,759

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	64,954	EUR	57,553	Credit Suisse AG	9/30/20	$164

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

JUNE 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,689,879)	$5,204,490
Receivable for investments sold	160,777
Unrealized appreciation on forward foreign currency exchange contracts	164
Dividends and interest receivable	1,745
5,367,176

Liabilities
Disbursements in excess of demand deposit cash	94,403
Payable for investments purchased	55,771
Payable for capital shares redeemed	177
Accrued management fees	2,997
Distribution fees payable	1,069
154,417

Net Assets	$5,212,759

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,411,140
Distributable earnings	2,801,619
$5,212,759

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$8,865	518	$17.11
Class II, $0.01 Par Value	$5,203,894	304,498	$17.09

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $303)	$26,209
Securities lending, net	79
Interest	48
26,336

Expenses:
Management fees	23,069
Distribution fees - Class II	6,397
Directors' fees and expenses	81
Other expenses	85
29,632
Fees waived(1)	(5,126)
24,506

Net investment income (loss)	1,830

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	312,629
Forward foreign currency exchange contract transactions	(214)
Foreign currency translation transactions	(15)
312,400

Change in net unrealized appreciation (depreciation) on:
Investments	182,210
Forward foreign currency exchange contracts	483
182,693

Net realized and unrealized gain (loss)	495,093

Net Increase (Decrease) in Net Assets Resulting from Operations	$496,923

(1)Amount consists of $8 and $5,118 for Class I and Class II, respectively.

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2019
Increase (Decrease) in Net Assets	June 30, 2020	December 31, 2019
Operations
Net investment income (loss)	$1,830	$14,303
Net realized gain (loss)	312,400	373,882
Change in net unrealized appreciation (depreciation)	182,693	1,186,577
Net increase (decrease) in net assets resulting from operations	496,923	1,574,762

Distributions to Shareholders
From earnings:
Class I	(597)	(834)
Class II	(377,935)	(621,750)
Decrease in net assets from distributions	(378,532)	(622,584)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(493,532)	(57,842)

Net increase (decrease) in net assets	(375,141)	894,336

Net Assets
Beginning of period	5,587,900	4,693,564
End of period	$5,212,759	$5,587,900

See Notes to Financial Statements.
9

Notes to Financial Statements

JUNE 30, 2020 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
10

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

11

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From January 1, 2020 through July 31, 2020, the investment advisor agreed to waive 0.20% of the fund's management fee. Effective August 1, 2020, the investment advisor agreed to increase the amount of the waiver from 0.20% to 0.21% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2020 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	1.00%	0.80%
Class II	0.90%	0.70%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2020 are detailed in the Statement of Operations.

12

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,009 and $46,559, respectively. The effect of interfund transactions on the Statement of Operations was $1,507 in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2020 were $1,308,975 and $2,167,734, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	47	$597	58	$834
Class II/Shares Authorized	50,000,000		50,000,000
Sold	6,799	108,803	30,112	456,905
Issued in reinvestment of distributions	29,735	377,935	42,998	621,750
Redeemed	(59,889)	(980,867)	(72,812)	(1,137,331)
	(23,355)	(494,129)	298	(58,676)
Net increase (decrease)	(23,308)	$(493,532)	356	$(57,842)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

13

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,940,710	$149,954	—
Exchange-Traded Funds	113,826	—	—
	$5,054,536	$149,954	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$164	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $87,158.
The value of foreign currency risk derivative instruments as of June 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $164 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(214) in net realized gain (loss) on forward foreign currency exchange contract transactions and $483 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,707,463
Gross tax appreciation of investments	$2,517,748
Gross tax depreciation of investments	(20,721)
Net tax appreciation (depreciation) of investments	$2,497,027

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2020(3)	$17.05	0.02	1.30	1.32	(0.07)	(1.19)	(1.26)	$17.11	10.36%	0.81%(4)	1.01%(4)	0.22%(4)	0.02%(4)	26%	$9
2019	$14.34	0.07	4.66	4.73	(0.06)	(1.96)	(2.02)	$17.05	35.48%	0.81%	1.00%	0.43%	0.24%	52%	$8
2018	$14.87	0.05	(0.24)	(0.19)	(0.04)	(0.30)	(0.34)	$14.34	(1.36)%	0.82%	1.00%	0.28%	0.10%	63%	$6
2017	$13.27	0.05	3.84	3.89	(0.12)	(2.17)	(2.29)	$14.87	30.38%	0.84%	1.01%	0.35%	0.18%	60%	$150
2016	$12.76	0.09	0.46	0.55	—	(0.04)	(0.04)	$13.27	4.35%	0.85%	1.01%	0.76%	0.60%	69%	$191
2015	$13.00	0.05	0.56	0.61	(0.06)	(0.79)	(0.85)	$12.76	4.71%	0.85%	1.00%	0.44%	0.29%	69%	$183
Class II
2020(3)	$17.02	0.01	1.31	1.32	(0.06)	(1.19)	(1.25)	$17.09	10.28%	0.96%(4)	1.16%(4)	0.07%(4)	(0.13)%(4)	26%	$5,204
2019	$14.31	0.04	4.67	4.71	(0.04)	(1.96)	(2.00)	$17.02	35.33%	0.96%	1.15%	0.28%	0.09%	52%	$5,580
2018	$14.85	0.02	(0.24)	(0.22)	(0.02)	(0.30)	(0.32)	$14.31	(1.59)%	0.97%	1.15%	0.13%	(0.05)%	63%	$4,688
2017	$13.25	0.03	3.84	3.87	(0.10)	(2.17)	(2.27)	$14.85	30.22%	0.99%	1.16%	0.20%	0.03%	60%	$5,363
2016	$12.76	0.08	0.45	0.53	—	(0.04)	(0.04)	$13.25	4.20%	1.00%	1.16%	0.61%	0.45%	69%	$5,018
2015	$13.00	0.04	0.55	0.59	(0.04)	(0.79)	(0.83)	$12.76	4.55%	1.00%	1.15%	0.29%	0.14%	69%	$5,276

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2020 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
17

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board
18

found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.21% (e.g., the Class I unified fee will be reduced from 1.00% to 0.79%) for at least one year, beginning August 1, 2020.
19

The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
20

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92984 2008

Semiannual Report

June 30, 2020

VP Income & Growth Fund
Class I (AVGIX)
Class II (AVPGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2020
Top Ten Holdings	% of net assets
Microsoft Corp.	6.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.3%
Facebook, Inc., Class A	2.5%
Verizon Communications, Inc.	1.8%
AT&T, Inc.	1.7%
Johnson & Johnson	1.7%
Broadcom, Inc.	1.6%
Bristol-Myers Squibb Co.	1.6%

Top Five Industries	% of net assets
Software	9.6%
Technology Hardware, Storage and Peripherals	7.8%
Pharmaceuticals	6.4%
Interactive Media and Services	5.8%
Semiconductors and Semiconductor Equipment	5.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1) 1/1/20 - 6/30/20	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$933.60	$3.37	0.70%
Class II	$1,000	$931.80	$4.56	0.95%
Hypothetical
Class I	$1,000	$1,021.38	$3.52	0.70%
Class II	$1,000	$1,020.14	$4.77	0.95%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	2,038	$743,707
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	31,501	3,502,281
Airlines — 0.1%
Delta Air Lines, Inc.	11,167	313,234
Banks — 4.7%
Bank of America Corp.	121,289	2,880,614
Citigroup, Inc.	35,498	1,813,948
Fifth Third Bancorp	16,338	314,997
JPMorgan Chase & Co.	44,903	4,223,576
PNC Financial Services Group, Inc. (The)	17,630	1,854,852
Prosperity Bancshares, Inc.	13,645	810,240
Regions Financial Corp.	60,925	677,486
SVB Financial Group(1)	2,956	637,107
Truist Financial Corp.	6,371	239,231
U.S. Bancorp	8,082	297,579
Wells Fargo & Co.	51,970	1,330,432
Zions Bancorp N.A.	18,316	622,744
		15,702,806
Beverages — 1.9%
Coca-Cola Co. (The)	3,477	155,352
Molson Coors Beverage Co., Class B	69,391	2,384,275
Monster Beverage Corp.(1)	7,713	534,665
PepsiCo, Inc.	26,313	3,480,158
		6,554,450
Biotechnology — 3.4%
AbbVie, Inc.	26,513	2,603,046
Amgen, Inc.	16,151	3,809,375
Biogen, Inc.(1)	3,637	973,079
Gilead Sciences, Inc.	43,226	3,325,809
Regeneron Pharmaceuticals, Inc.(1)	1,076	671,047
		11,382,356
Building Products — 0.6%
Fortune Brands Home & Security, Inc.	9,542	610,020
Johnson Controls International plc	6,051	206,581
Masco Corp.	24,724	1,241,392
		2,057,993
Capital Markets — 1.5%
Ameriprise Financial, Inc.	4,257	638,720
Cboe Global Markets, Inc.	6,946	647,923
FactSet Research Systems, Inc.	1,636	537,377
Moody's Corp.	2,099	576,658
T. Rowe Price Group, Inc.	22,676	2,800,486
		5,201,164
Chemicals — 0.5%
Dow, Inc.	11,897	484,922
4

	Shares	Value
Eastman Chemical Co.	14,875	$1,035,895
		1,520,817
Commercial Services and Supplies — 0.1%
Waste Management, Inc.	2,168	229,613
Communications Equipment — 1.6%
Cisco Systems, Inc.	73,530	3,429,439
Juniper Networks, Inc.	53,468	1,222,278
Motorola Solutions, Inc.	5,460	765,110
		5,416,827
Consumer Finance — 0.1%
Discover Financial Services	4,484	224,604
Containers and Packaging — 1.8%
Amcor plc	236,241	2,412,021
International Paper Co.	89,678	3,157,562
Packaging Corp. of America	4,576	456,685
		6,026,268
Diversified Consumer Services — 0.1%
H&R Block, Inc.	18,829	268,878
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	14,136	2,523,417
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	193,091	5,837,141
Verizon Communications, Inc.	109,444	6,033,648
		11,870,789
Electric Utilities — 1.8%
Evergy, Inc.	9,921	588,216
IDACORP, Inc.	1,860	162,508
NextEra Energy, Inc.	6,030	1,448,225
NRG Energy, Inc.	30,608	996,597
OGE Energy Corp.	47,792	1,450,965
PPL Corp.	58,102	1,501,356
		6,147,867
Electrical Equipment — 0.8%
Eaton Corp. plc	10,913	954,669
Emerson Electric Co.	26,834	1,664,513
		2,619,182
Entertainment — 0.9%
Activision Blizzard, Inc.	9,982	757,634
Electronic Arts, Inc.(1)	13,725	1,812,386
Zynga, Inc., Class A(1)	61,696	588,580
		3,158,600
Equity Real Estate Investment Trusts (REITs) — 2.9%
Digital Realty Trust, Inc.	9,480	1,347,203
Extra Space Storage, Inc.	14,169	1,308,791
Healthcare Trust of America, Inc., Class A	12,547	332,746
Industrial Logistics Properties Trust	9,674	198,801
Life Storage, Inc.	13,776	1,308,031
National Retail Properties, Inc.	18,425	653,719
Prologis, Inc.	14,079	1,313,993
Public Storage	2,527	484,906
Realty Income Corp.	40,701	2,421,710
5

	Shares	Value
Simon Property Group, Inc.	4,085	$279,332
		9,649,232
Food and Staples Retailing — 0.4%
Sysco Corp.	11,164	610,224
Walgreens Boots Alliance, Inc.	6,787	287,701
Walmart, Inc.	4,734	567,039
		1,464,964
Food Products — 2.5%
Campbell Soup Co.	11,826	586,924
General Mills, Inc.	70,130	4,323,515
Hershey Co. (The)	11,016	1,427,894
Kellogg Co.	34,051	2,249,409
		8,587,742
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	16,941	1,548,915
Baxter International, Inc.	11,128	958,121
DexCom, Inc.(1)	1,273	516,074
Edwards Lifesciences Corp.(1)	7,998	552,742
Medtronic plc	17,991	1,649,775
		5,225,627
Health Care Providers and Services — 1.7%
Cardinal Health, Inc.	40,663	2,122,202
Cigna Corp.	2,439	457,678
CVS Health Corp.	17,553	1,140,418
Humana, Inc.	2,038	790,235
McKesson Corp.	4,392	673,821
UnitedHealth Group, Inc.	2,076	612,316
		5,796,670
Health Care Technology — 0.3%
Cerner Corp.	14,264	977,797
Hotels, Restaurants and Leisure — 1.0%
Darden Restaurants, Inc.	4,165	315,582
McDonald's Corp.	8,939	1,648,978
Starbucks Corp.	13,222	973,007
Vail Resorts, Inc.	2,588	471,404
		3,408,971
Household Durables — 0.2%
Leggett & Platt, Inc.	14,875	522,856
Household Products — 2.5%
Clorox Co. (The)	7,923	1,738,069
Colgate-Palmolive Co.	4,883	357,729
Kimberly-Clark Corp.	18,164	2,567,481
Procter & Gamble Co. (The)	30,695	3,670,201
		8,333,480
Industrial Conglomerates — 1.9%
3M Co.	22,035	3,437,239
Carlisle Cos., Inc.	6,737	806,217
Honeywell International, Inc.	14,905	2,155,114
		6,398,570
Insurance — 1.4%
Marsh & McLennan Cos., Inc.	4,625	496,586
6

	Shares	Value
MetLife, Inc.	20,702	$756,037
Old Republic International Corp.	98,754	1,610,678
Prudential Financial, Inc.	7,177	437,079
Travelers Cos., Inc. (The)	11,741	1,339,061
		4,639,441
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A(1)	7,930	11,245,136
Facebook, Inc., Class A(1)	36,480	8,283,514
		19,528,650
Internet and Direct Marketing Retail — 4.8%
Amazon.com, Inc.(1)	5,376	14,831,417
eBay, Inc.	26,745	1,402,775
		16,234,192
IT Services — 4.1%
Automatic Data Processing, Inc.	7,637	1,137,073
International Business Machines Corp.	41,489	5,010,627
Mastercard, Inc., Class A	1,453	429,652
Paychex, Inc.	31,636	2,396,427
Visa, Inc., Class A	8,761	1,692,362
Western Union Co. (The)	140,911	3,046,496
		13,712,637
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	13,975	1,234,971
Machinery — 2.1%
Caterpillar, Inc.	9,897	1,251,971
Cummins, Inc.	26,635	4,614,780
Snap-on, Inc.	8,371	1,159,467
		7,026,218
Media — 0.9%
Discovery, Inc., Class C(1)	33,484	644,902
Interpublic Group of Cos., Inc. (The)	135,813	2,330,551
		2,975,453
Metals and Mining — 0.4%
Reliance Steel & Aluminum Co.	6,409	608,406
Steel Dynamics, Inc.	27,411	715,153
		1,323,559
Multi-Utilities — 0.2%
Dominion Energy, Inc.	6,338	514,519
Multiline Retail — 0.7%
Target Corp.	19,197	2,302,296
Oil, Gas and Consumable Fuels — 3.6%
Chevron Corp.	58,857	5,251,810
ConocoPhillips	14,519	610,089
EOG Resources, Inc.	14,096	714,103
Exxon Mobil Corp.	60,817	2,719,736
Kinder Morgan, Inc.	56,301	854,086
Phillips 66	6,200	445,780
Valero Energy Corp.	20,793	1,223,044
Williams Cos., Inc. (The)	25,339	481,948
		12,300,596
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,525	476,417
7

	Shares	Value
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	91,331	$5,370,263
Eli Lilly and Co.	3,048	500,421
Jazz Pharmaceuticals plc(1)	7,834	864,403
Johnson & Johnson	39,927	5,614,934
Merck & Co., Inc.	53,831	4,162,751
Mylan NV(1)	40,199	646,400
Pfizer, Inc.	137,793	4,505,831
		21,665,003
Professional Services — 0.2%
Robert Half International, Inc.	12,138	641,251
Road and Rail — 0.4%
Kansas City Southern	4,621	689,869
Union Pacific Corp.	3,496	591,069
		1,280,938
Semiconductors and Semiconductor Equipment — 5.1%
Applied Materials, Inc.	20,097	1,214,863
Broadcom, Inc.	17,144	5,410,818
Intel Corp.	37,943	2,270,130
Lam Research Corp.	1,890	611,339
Maxim Integrated Products, Inc.	24,311	1,473,490
QUALCOMM, Inc.	19,033	1,736,000
Texas Instruments, Inc.	35,464	4,502,864
		17,219,504
Software — 9.6%
Adobe, Inc.(1)	6,935	3,018,875
Autodesk, Inc.(1)	2,494	596,540
Cadence Design Systems, Inc.(1)	4,242	407,062
Intuit, Inc.	1,926	570,462
Microsoft Corp.	99,520	20,253,315
NortonLifeLock, Inc.	74,630	1,479,913
Oracle Corp. (New York)	10,444	577,240
salesforce.com, Inc.(1)	15,756	2,951,571
ServiceNow, Inc.(1)	4,762	1,928,896
VMware, Inc., Class A(1)	3,776	584,751
		32,368,625
Specialty Retail — 2.3%
AutoZone, Inc.(1)	367	414,020
Best Buy Co., Inc.	23,537	2,054,074
Home Depot, Inc. (The)	20,783	5,206,349
		7,674,443
Technology Hardware, Storage and Peripherals — 7.8%
Apple, Inc.	53,837	19,639,737
HP, Inc.	138,455	2,413,271
NetApp, Inc.	51,710	2,294,373
Seagate Technology plc	43,404	2,101,188
		26,448,569
Textiles, Apparel and Luxury Goods — 0.2%
Ralph Lauren Corp.	9,366	679,222
Trading Companies and Distributors — 1.8%
Fastenal Co.	72,969	3,125,992
W.W. Grainger, Inc.	3,030	951,905
8

	Shares	Value
Watsco, Inc.	11,407	$2,027,024
		6,104,921
TOTAL COMMON STOCKS (Cost $262,860,791)		332,182,187
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $2,086,235), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $2,046,167)		2,046,166
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $2,717,324), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $2,664,004)		2,664,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,615	6,615
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,716,781)		4,716,781
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $267,577,572)		336,898,968
OTHER ASSETS AND LIABILITIES†		157,389
TOTAL NET ASSETS — 100.0%		$337,056,357

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	13	September 2020	$650	$2,008,630	$43,204

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

JUNE 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $267,577,572)	$336,898,968
Deposits with broker for futures contracts	156,000
Receivable for capital shares sold	48,625
Receivable for variation margin on futures contracts	27,625
Dividends and interest receivable	260,663
337,391,881

Liabilities
Payable for capital shares redeemed	136,981
Accrued management fees	193,559
Distribution fees payable	4,984
335,524

Net Assets	$337,056,357

Net Assets Consist of:
Capital (par value and paid-in surplus)	$274,276,253
Distributable earnings	62,780,104
$337,056,357

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$312,668,921	36,123,617	$8.66
Class II, $0.01 Par Value	$24,387,436	2,817,025	$8.66

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$4,625,081
Interest	36,566
Securities lending, net	26,953
4,688,600

Expenses:
Management fees	1,179,369
Distribution fees - Class II	32,021
Directors' fees and expenses	5,399
Other expenses	1,825
1,218,614

Net investment income (loss)	3,469,986

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,895,916)
Futures contract transactions	46,954
(4,848,962)

Change in net unrealized appreciation (depreciation) on:
Investments	(24,727,351)
Futures contracts	(125,127)
(24,852,478)

Net realized and unrealized gain (loss)	(29,701,440)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,231,454)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2019
Increase (Decrease) in Net Assets	June 30, 2020	December 31, 2019
Operations
Net investment income (loss)	$3,469,986	$7,585,135
Net realized gain (loss)	(4,848,962)	16,433,660
Change in net unrealized appreciation (depreciation)	(24,852,478)	54,677,435
Net increase (decrease) in net assets resulting from operations	(26,231,454)	78,696,230

Distributions to Shareholders
From earnings:
Class I	(19,803,201)	(36,148,821)
Class II	(1,495,856)	(3,103,497)
Decrease in net assets from distributions	(21,299,057)	(39,252,318)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,180,990	1,982,369

Net increase (decrease) in net assets	(46,349,521)	41,426,281

Net Assets
Beginning of period	383,405,878	341,979,597
End of period	$337,056,357	$383,405,878

See Notes to Financial Statements.
12

Notes to Financial Statements

JUNE 30, 2020 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank &
Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/
14

or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government
Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The management fee schedule ranges from 0.65% to 0.70% for each class. The effective annual management fee for each class for the period ended June 30, 2020 was 0.70%.
Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $9,729,586 and $6,282,200, respectively. The effect of interfund transactions on the Statement of Operations was $887,498 in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2020 were $177,099,904 and $186,458,315, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	1,842,892	$16,023,586	1,844,686	$17,486,140
Issued in reinvestment of distributions	2,730,785	19,803,201	3,920,520	36,148,821
Redeemed	(3,542,884)	(31,282,465)	(5,604,004)	(53,148,318)
	1,030,793	4,544,322	161,202	486,643
Class II/Shares Authorized	50,000,000		50,000,000
Sold	300,804	2,620,494	458,780	4,347,858
Issued in reinvestment of distributions	206,485	1,495,856	336,386	3,103,497
Redeemed	(844,183)	(7,479,682)	(626,843)	(5,955,629)
	(336,894)	(3,363,332)	168,323	1,495,726
Net increase (decrease)	693,899	$1,180,990	329,525	$1,982,369

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$332,182,187	—	—
Temporary Cash Investments	6,615	$4,710,166	—
	$332,188,802	$4,710,166	—
Other Financial Instruments
Futures Contracts	$43,204	—	—

16

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $2,600 futures contracts purchased.
The value of equity price risk derivative instruments as of June 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $27,625 in receivable for variation margin on futures contracts*. For the six months ended June 30, 2020, the effect of equity price risk derivative instruments on the Statement of Operations was $46,954 in net realized gain (loss) on futures contract transactions and $(125,127) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$269,028,412
Gross tax appreciation of investments	$82,284,921
Gross tax depreciation of investments	(14,414,365)
Net tax appreciation (depreciation) of investments	$67,870,556

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Corporate Event

The fund will be renamed VP Disciplined Core Value Fund effective September 25, 2020.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2020(3)	$10.02	0.09	(0.88)	(0.79)	(0.09)	(0.48)	(0.57)	$8.66	(6.64)%	0.70%(4)	2.08%(4)	54%	$312,669
2019	$9.02	0.20	1.85	2.05	(0.20)	(0.85)	(1.05)	$10.02	23.95%	0.70%	2.07%	83%	$351,774
2018	$10.71	0.22	(0.90)	(0.68)	(0.20)	(0.81)	(1.01)	$9.02	(6.87)%	0.70%	2.11%	70%	$315,041
2017	$9.32	0.24	1.62	1.86	(0.24)	(0.23)	(0.47)	$10.71	20.49%	0.71%	2.47%	76%	$378,295
2016	$8.57	0.21	0.91	1.12	(0.21)	(0.16)	(0.37)	$9.32	13.48%	0.70%	2.38%	78%	$358,600
2015	$10.11	0.19	(0.71)	(0.52)	(0.19)	(0.83)	(1.02)	$8.57	(5.62)%	0.70%	2.14%	88%	$349,147
Class II
2020(3)	$10.03	0.08	(0.88)	(0.80)	(0.09)	(0.48)	(0.57)	$8.66	(6.82)%	0.95%(4)	1.83%(4)	54%	$24,387
2019	$9.02	0.17	1.87	2.04	(0.18)	(0.85)	(1.03)	$10.03	23.75%	0.95%	1.82%	83%	$31,632
2018	$10.72	0.19	(0.91)	(0.72)	(0.17)	(0.81)	(0.98)	$9.02	(7.19)%	0.95%	1.86%	70%	$26,938
2017	$9.32	0.22	1.62	1.84	(0.21)	(0.23)	(0.44)	$10.72	20.30%	0.96%	2.22%	76%	$26,833
2016	$8.57	0.18	0.92	1.10	(0.19)	(0.16)	(0.35)	$9.32	13.20%	0.95%	2.13%	78%	$23,511
2015	$10.11	0.17	(0.71)	(0.54)	(0.17)	(0.83)	(1.00)	$8.57	(5.95)%	0.95%	1.89%	88%	$17,417

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2020 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
20

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board.The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security),
21

new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders
22

of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
23

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

25

Notes
26

Notes
27

Notes
28

Notes
29

Notes
30

Notes
31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92975 2008

Semiannual Report

June 30, 2020

VP International Fund
Class I (AVIIX)
Class II (ANVPX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2020
Top Ten Holdings	% of net assets
Nestle SA	3.7%
AstraZeneca plc	2.4%
ASML Holding NV	2.2%
CSL Ltd.	2.0%
LVMH Moet Hennessy Louis Vuitton SE	2.0%
Schneider Electric SE	1.9%
Iberdrola SA	1.9%
Keyence Corp.	1.9%
Lonza Group AG	1.9%
AIA Group Ltd.	1.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
Japan	13.8%
France	13.8%
Switzerland	11.3%
United Kingdom	10.6%
China	6.1%
Canada	5.3%
Germany	5.3%
Denmark	4.9%
Netherlands	4.9%
Sweden	4.9%
Spain	4.2%
Australia	2.9%
Hong Kong	2.7%
Ireland	2.4%
Other Countries	6.1%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1) 1/1/20 - 6/30/20	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$991.90	$4.95	1.00%
Class II	$1,000	$990.40	$5.69	1.15%
Hypothetical
Class I	$1,000	$1,019.89	$5.02	1.00%
Class II	$1,000	$1,019.15	$5.77	1.15%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 2.9%
Aristocrat Leisure Ltd.	34,815	$615,707
Atlassian Corp. plc, Class A(1)	5,040	908,561
CSL Ltd.	18,840	3,735,088
		5,259,356
Belgium — 0.9%
KBC Group NV	27,950	1,600,806
Brazil — 1.0%
Magazine Luiza SA	138,912	1,834,075
Canada — 5.3%
Alimentation Couche-Tard, Inc., B Shares	35,000	1,097,488
Canada Goose Holdings, Inc.(1)	39,400	912,898
Canadian Pacific Railway Ltd.	7,020	1,785,612
Element Fleet Management Corp.	179,830	1,341,837
Intact Financial Corp.	18,230	1,735,046
Shopify, Inc., Class A(1)	1,580	1,501,058
TMX Group Ltd.	13,360	1,320,943
		9,694,882
China — 6.1%
Alibaba Group Holding Ltd., ADR(1)	13,150	2,836,455
ANTA Sports Products Ltd.	171,000	1,525,149
GDS Holdings Ltd., ADR(1)	25,210	2,008,229
Huazhu Group Ltd., ADR	29,200	1,023,460
TAL Education Group, ADR(1)	16,890	1,154,938
Tencent Holdings Ltd.	41,300	2,652,856
		11,201,087
Denmark — 4.9%
Carlsberg A/S, B Shares	17,890	2,363,268
DSV Panalpina A/S	22,907	2,794,557
Novo Nordisk A/S, B Shares	45,090	2,917,827
Vestas Wind Systems A/S	9,150	931,059
		9,006,711
Finland — 1.1%
Neste Oyj	50,480	1,971,481
France — 13.8%
Air Liquide SA	20,400	2,939,413
Arkema SA	19,700	1,881,291
Dassault Systemes SE	9,900	1,706,202
Edenred	38,767	1,693,608
Iliad SA	5,850	1,140,195
LVMH Moet Hennessy Louis Vuitton SE	8,120	3,556,550
Pernod Ricard SA	4,360	685,258
Peugeot SA(1)	60,010	974,117
Schneider Electric SE	31,540	3,496,766
Teleperformance	7,370	1,868,470
TOTAL SA	34,120	1,299,617
4

	Shares	Value
Valeo SA	109,120	$2,858,304
Vivendi SA	37,970	973,215
		25,073,006
Germany — 5.3%
adidas AG(1)	8,430	2,205,454
E.ON SE	107,850	1,212,531
Infineon Technologies AG	122,903	2,872,647
Muenchener Rueckversicherungs-Gesellschaft AG	5,530	1,435,174
Puma SE(1)	24,310	1,874,678
		9,600,484
Hong Kong — 2.7%
AIA Group Ltd.	360,800	3,357,990
Techtronic Industries Co. Ltd.	163,000	1,590,184
		4,948,174
India — 1.1%
HDFC Bank Ltd.	138,410	1,972,980
Indonesia — 0.6%
Bank Central Asia Tbk PT	562,100	1,120,974
Ireland — 2.4%
ICON plc(1)	7,200	1,212,912
Kerry Group plc, A Shares	15,260	1,898,449
Ryanair Holdings plc, ADR(1)	18,990	1,259,797
		4,371,158
Italy — 0.7%
Ferrari NV	7,760	1,322,265
Japan — 13.8%
GMO Payment Gateway, Inc.	10,900	1,135,877
Hoya Corp.	21,800	2,087,677
Keyence Corp.	8,100	3,381,930
Kobe Bussan Co. Ltd.	22,300	1,257,123
MonotaRO Co. Ltd.	61,500	2,463,266
Murata Manufacturing Co. Ltd.	55,100	3,228,539
Obic Co. Ltd.	9,900	1,740,888
Olympus Corp.	79,100	1,523,485
Pan Pacific International Holdings Corp.	88,300	1,936,485
Recruit Holdings Co. Ltd.	89,300	3,052,640
Rohm Co. Ltd.	14,500	960,933
Terumo Corp.	61,600	2,332,050
		25,100,893
Netherlands — 4.9%
Adyen NV(1)	1,758	2,561,212
ASML Holding NV	10,860	3,981,039
Koninklijke DSM NV	17,820	2,463,132
		9,005,383
Spain — 4.2%
Amadeus IT Group SA	28,066	1,460,353
Cellnex Telecom SA	46,686	2,841,450
Iberdrola SA	294,234	3,407,922
		7,709,725
Sweden — 4.9%
Atlas Copco AB, A Shares	42,140	1,781,935
Hexagon AB, B Shares(1)	44,610	2,600,161
5

	Shares	Value
Lundin Energy AB	84,020	$2,021,779
Telefonaktiebolaget LM Ericsson, B Shares	268,750	2,481,755
		8,885,630
Switzerland — 11.3%
Lonza Group AG	6,410	3,379,955
Nestle SA	60,900	6,727,939
Novartis AG	21,140	1,836,869
Partners Group Holding AG	2,340	2,118,988
Sika AG	13,781	2,648,848
Temenos AG	12,990	2,014,048
Zurich Insurance Group AG	5,250	1,848,880
		20,575,527
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	114,000	1,206,353
United Kingdom — 10.6%
Ashtead Group plc	28,560	960,081
ASOS plc(1)	74,048	3,138,077
Associated British Foods plc	71,460	1,693,401
AstraZeneca plc	42,420	4,422,144
Ferguson plc	13,810	1,129,727
Halma plc	30,730	875,758
London Stock Exchange Group plc	31,280	3,235,725
Ocado Group plc(1)	59,805	1,501,345
Reckitt Benckiser Group plc	15,840	1,457,732
Whitbread plc(1)	35,260	969,471
		19,383,461
TOTAL COMMON STOCKS (Cost $136,164,437)		180,844,411
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $561,219), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $550,440)		550,440
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 1.125%, 1/15/30 - 5/15/40, valued at $730,415), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $716,001)		716,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,779	1,779
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,268,219)		1,268,219
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $137,432,656)		182,112,630
OTHER ASSETS AND LIABILITIES — 0.1%		165,906
TOTAL NET ASSETS — 100.0%		$182,278,536
6

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.2%
Consumer Discretionary	16.7%
Health Care	12.9%
Industrials	12.6%
Financials	11.6%
Consumer Staples	9.4%
Materials	5.3%
Communication Services	4.0%
Energy	2.9%
Utilities	2.6%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $137,432,656)	$182,112,630
Foreign currency holdings, at value (cost of $9,416)	9,487
Receivable for capital shares sold	6,581
Dividends and interest receivable	393,775
Other assets	10,686
182,533,159

Liabilities
Payable for capital shares redeemed	87,538
Accrued management fees	139,147
Distribution fees payable	7,854
Accrued foreign taxes	20,084
254,623

Net Assets	$182,278,536

Net Assets Consist of:
Capital (par value and paid-in surplus)	$140,043,740
Distributable earnings	42,234,796
$182,278,536

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$143,961,485	12,963,333	$11.11
Class II, $0.01 Par Value	$38,317,051	3,453,626	$11.09

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $202,903)	$1,497,533
Securities lending, net	3,217
Interest	3,161
1,503,911

Expenses:
Management fees	1,096,512
Distribution fees - Class II	45,973
Directors' fees and expenses	2,604
Other expenses	2,211
1,147,300
Fees waived(1)	(303,604)
843,696

Net investment income (loss)	660,215

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,972,243)
Foreign currency translation transactions	(3,431)
(2,975,674)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $6,434)	(290,950)
Translation of assets and liabilities in foreign currencies	2,363
(288,587)

Net realized and unrealized gain (loss)	(3,264,261)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,604,046)

(1)Amount consists of $235,565 and $68,039 for Class I and Class II, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2019
Increase (Decrease) in Net Assets	June 30, 2020	December 31, 2019
Operations
Net investment income (loss)	$660,215	$842,097
Net realized gain (loss)	(2,975,674)	2,570,089
Change in net unrealized appreciation (depreciation)	(288,587)	39,002,601
Net increase (decrease) in net assets resulting from operations	(2,604,046)	42,414,787

Distributions to Shareholders
From earnings:
Class I	(2,664,308)	(7,985,011)
Class II	(743,306)	(2,409,637)
Decrease in net assets from distributions	(3,407,614)	(10,394,648)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,969,100	(2,002,123)

Net increase (decrease) in net assets	(2,042,560)	30,018,016

Net Assets
Beginning of period	184,321,096	154,303,080
End of period	$182,278,536	$184,321,096

See Notes to Financial Statements.
10

Notes to Financial Statements

JUNE 30, 2020 (UNAUDITED)
1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I and Class II.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.
12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2020 through July 31, 2020, the investment advisor agreed to waive 0.37% of the fund’s management fee. Effective August 1, 2020, the investment advisor agreed to decrease the amount of the waiver from 0.37% to 0.36% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2020 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	1.00% to 1.50%	1.36%	0.99%
Class II	0.90% to 1.40%	1.26%	0.89%

13

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2020 were $59,523,342 and $58,950,058, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	1,544,252	$16,930,278	1,616,656	$16,877,871
Issued in reinvestment of distributions	316,051	2,664,308	793,739	7,985,011
Redeemed	(1,338,620)	(14,047,002)	(2,269,126)	(23,793,001)
	521,683	5,547,584	141,269	1,069,881
Class II/Shares Authorized	100,000,000		100,000,000
Sold	105,372	1,081,000	258,214	2,723,015
Issued in reinvestment of distributions	88,174	743,306	239,527	2,409,637
Redeemed	(330,185)	(3,402,790)	(782,139)	(8,204,656)
	(136,639)	(1,578,484)	(284,398)	(3,072,004)
Net increase (decrease)	385,044	$3,969,100	(143,129)	$(2,002,123)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
14

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$908,561	$4,350,795	—
Canada	912,898	8,781,984	—
China	7,023,082	4,178,005	—
Ireland	2,472,709	1,898,449	—
Other Countries	—	150,317,928	—
Temporary Cash Investments	1,779	1,266,440	—
	$11,319,029	$170,793,601	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$137,680,056
Gross tax appreciation of investments	$47,112,414
Gross tax depreciation of investments	(2,679,840)
Net tax appreciation (depreciation) of investments	$44,432,574

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2020(3)	$11.50	0.04	(0.20)	(0.16)	(0.06)	(0.17)	(0.23)	$11.11	(0.81)%	1.00%(4)	1.37%(4)	0.83%(4)	0.46%(4)	36%	$143,961
2019	$9.54	0.05	2.56	2.61	(0.09)	(0.56)	(0.65)	$11.50	28.42%	1.03%	1.37%	0.52%	0.18%	65%	$143,094
2018	$12.18	0.09	(1.79)	(1.70)	(0.15)	(0.79)	(0.94)	$9.54	(15.22)%	1.04%	1.37%	0.78%	0.45%	66%	$117,384
2017	$9.37	0.09	2.81	2.90	(0.09)	—	(0.09)	$12.18	31.21%	1.09%	1.35%	0.81%	0.55%	58%	$153,123
2016	$10.02	0.08	(0.63)	(0.55)	(0.10)	—	(0.10)	$9.37	(5.50)%	1.10%	1.37%	0.87%	0.60%	71%	$160,668
2015	$9.98	0.08	—(5)	0.08	(0.04)	—	(0.04)	$10.02	0.76%	1.03%	1.33%	0.79%	0.49%	59%	$183,648
Class II
2020(3)	$11.48	0.04	(0.22)	(0.18)	(0.04)	(0.17)	(0.21)	$11.09	(0.96)%	1.15%(4)	1.52%(4)	0.68%(4)	0.31%(4)	36%	$38,317
2019	$9.53	0.04	2.55	2.59	(0.08)	(0.56)	(0.64)	$11.48	28.14%	1.18%	1.52%	0.37%	0.03%	65%	$41,227
2018	$12.16	0.07	(1.78)	(1.71)	(0.13)	(0.79)	(0.92)	$9.53	(15.29)%	1.19%	1.52%	0.63%	0.30%	66%	$36,919
2017	$9.36	0.06	2.82	2.88	(0.08)	—	(0.08)	$12.16	30.93%	1.24%	1.50%	0.66%	0.40%	58%	$46,223
2016	$10.00	0.07	(0.62)	(0.55)	(0.09)	—	(0.09)	$9.36	(5.55)%	1.25%	1.52%	0.72%	0.45%	71%	$38,746
2015	$9.97	0.07	(0.02)	0.05	(0.02)	—	(0.02)	$10.00	0.51%	1.18%	1.48%	0.64%	0.34%	59%	$47,756

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
18

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio
19

valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe
20

and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.36% (e.g., the Class I unified fee will be reduced from 1.36% to 1.00%) for at least one year, beginning August 1, 2020. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
21

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92978 2008

Semiannual Report

June 30, 2020

VP Large Company Value Fund
Class I (AVVIX)
Class II (AVVTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2020
Top Ten Holdings	% of net assets
Johnson & Johnson	4.8%
Berkshire Hathaway, Inc., Class B	4.2%
Medtronic plc	3.9%
Pfizer, Inc.	3.4%
Verizon Communications, Inc.	3.4%
Bank of New York Mellon Corp. (The)	3.2%
Cisco Systems, Inc.	3.1%
iShares Russell 1000 Value ETF	2.6%
Chubb Ltd.	2.6%
Kimberly-Clark Corp.	2.4%

Top Five Industries	% of net assets
Pharmaceuticals	9.5%
Health Care Equipment and Supplies	6.8%
Banks	6.2%
Electric Utilities	5.3%
Household Products	5.2%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	85.3%
Foreign Common Stocks*	9.4%
Exchange-Traded Funds	2.6%
Total Equity Exposure	97.3%
Temporary Cash Investments	2.4%
Other Assets and Liabilities	0.3%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1) 1/1/20 - 6/30/20	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$850.70	$3.45	0.75%
Class II	$1,000	$849.50	$4.14	0.90%
Hypothetical
Class I	$1,000	$1,021.13	$3.77	0.75%
Class II	$1,000	$1,020.39	$4.52	0.90%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.7%
Aerospace and Defense — 1.8%
General Dynamics Corp.	2,710	$405,037
Raytheon Technologies Corp.	9,750	600,795
		1,005,832
Air Freight and Logistics — 1.5%
United Parcel Service, Inc., Class B	7,850	872,763
Automobiles — 0.7%
Honda Motor Co. Ltd., ADR	16,270	415,861
Banks — 6.2%
Bank of America Corp.	12,110	287,613
JPMorgan Chase & Co.	12,070	1,135,304
PNC Financial Services Group, Inc. (The)	4,750	499,747
Truist Financial Corp.	20,640	775,032
U.S. Bancorp	14,150	521,003
Wells Fargo & Co.	10,950	280,320
		3,499,019
Beverages — 1.3%
PepsiCo, Inc.	5,450	720,817
Building Products — 1.5%
Johnson Controls International plc	25,060	855,548
Capital Markets — 4.8%
Ameriprise Financial, Inc.	2,990	448,620
Bank of New York Mellon Corp. (The)	46,010	1,778,286
BlackRock, Inc.	900	489,681
		2,716,587
Commercial Services and Supplies — 0.8%
Republic Services, Inc.	5,240	429,942
Communications Equipment — 3.1%
Cisco Systems, Inc.	37,180	1,734,075
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	2,690	555,673
Diversified Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(1)	13,140	2,345,621
Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	35,160	1,938,371
Electric Utilities — 5.3%
Eversource Energy	13,240	1,102,495
Pinnacle West Capital Corp.	13,240	970,359
Xcel Energy, Inc.	14,840	927,500
		3,000,354
Electrical Equipment — 3.2%
ABB Ltd.	22,300	501,250
Emerson Electric Co.	21,140	1,311,314
		1,812,564
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	7,020	572,481
4

	Shares	Value
Entertainment — 1.5%
Walt Disney Co. (The)	7,650	$853,052
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	13,380	300,515
Food and Staples Retailing — 2.6%
Koninklijke Ahold Delhaize NV	18,240	496,699
Walmart, Inc.	8,080	967,822
		1,464,521
Food Products — 1.7%
Mondelez International, Inc., Class A	18,210	931,077
Health Care Equipment and Supplies — 6.8%
Hologic, Inc.(1)	10,730	611,610
Medtronic plc	23,770	2,179,709
Zimmer Biomet Holdings, Inc.	8,960	1,069,466
		3,860,785
Health Care Providers and Services — 1.7%
McKesson Corp.	3,120	478,670
Quest Diagnostics, Inc.	4,260	485,470
		964,140
Health Care Technology — 1.5%
Cerner Corp.	11,980	821,229
Household Durables — 0.4%
PulteGroup, Inc.	7,200	245,016
Household Products — 5.2%
Colgate-Palmolive Co.	12,050	882,783
Kimberly-Clark Corp.	9,720	1,373,922
Procter & Gamble Co. (The)	5,770	689,919
		2,946,624
Industrial Conglomerates — 1.8%
Siemens AG	8,510	999,650
Insurance — 4.2%
Aflac, Inc.	25,030	901,831
Chubb Ltd.	11,380	1,440,936
		2,342,767
Machinery — 0.8%
Cummins, Inc.	2,600	450,476
Oil, Gas and Consumable Fuels — 4.8%
Chevron Corp.	12,030	1,073,437
ConocoPhillips	14,490	608,870
TOTAL SA, ADR	26,830	1,031,881
		2,714,188
Paper and Forest Products — 0.9%
Mondi plc	26,260	490,690
Personal Products — 2.4%
Unilever NV (New York)	25,090	1,336,544
Pharmaceuticals — 9.5%
Johnson & Johnson	19,440	2,733,847
Merck & Co., Inc.	8,920	689,784
Pfizer, Inc.	59,290	1,938,783
		5,362,414
Road and Rail — 1.3%
Norfolk Southern Corp.	4,250	746,173
5

	Shares	Value
Semiconductors and Semiconductor Equipment — 5.1%
Applied Materials, Inc.	7,200	$435,240
Intel Corp.	13,430	803,517
Maxim Integrated Products, Inc.	13,060	791,567
Texas Instruments, Inc.	6,850	869,744
		2,900,068
Software — 1.3%
Oracle Corp. (New York)	13,190	729,011
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	3,440	490,028
TOTAL COMMON STOCKS (Cost $50,016,083)		53,424,476
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell 1000 Value ETF (Cost $1,455,452)	12,850	1,447,167
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $591,147), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $579,794)		579,794
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $769,102), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $754,001)		754,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,031	9,031
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,342,825)		1,342,825
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $52,814,360)		56,214,468
OTHER ASSETS AND LIABILITIES — 0.3%		162,176
TOTAL NET ASSETS — 100.0%		$56,376,644

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	408,687	CHF	386,113	UBS AG	9/30/20	$66
USD	12,643	CHF	11,942	UBS AG	9/30/20	6
USD	3,378,925	EUR	2,993,962	Credit Suisse AG	9/30/20	8,508
GBP	10,937	USD	13,510	JPMorgan Chase Bank N.A.	9/30/20	49
USD	424,640	GBP	340,284	JPMorgan Chase Bank N.A.	9/30/20	2,774
USD	12,293	GBP	9,933	JPMorgan Chase Bank N.A.	9/30/20	(21)
JPY	1,361,347	USD	12,697	Bank of America N.A.	9/30/20	(73)
USD	68,721	JPY	7,309,910	Bank of America N.A.	9/30/20	936
USD	271,651	JPY	28,923,262	Bank of America N.A.	9/30/20	3,447
USD	25,016	JPY	2,678,716	Bank of America N.A.	9/30/20	176
						$15,868

6

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $52,814,360)	$56,214,468
Receivable for investments sold	143,454
Receivable for capital shares sold	18,364
Unrealized appreciation on forward foreign currency exchange contracts	15,962
Dividends and interest receivable	98,935
56,491,183

Liabilities
Payable for capital shares redeemed	73,743
Unrealized depreciation on forward foreign currency exchange contracts	94
Accrued management fees	31,255
Distribution fees payable	9,447
114,539

Net Assets	$56,376,644

Net Assets Consist of:
Capital (par value and paid-in surplus)	$57,205,877
Distributable earnings	(829,233)
$56,376,644

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$11,013,916	812,987	$13.55
Class II, $0.01 Par Value	$45,362,728	3,293,306	$13.77

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $22,900)	$773,491
Interest	4,173
777,664

Expenses:
Management fees	221,682
Distribution fees - Class II	55,017
Directors' fees and expenses	868
277,567
Fees waived(1)	(40,615)
236,952

Net investment income (loss)	540,712

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,349,534)
Forward foreign currency exchange contract transactions	(31,684)
Foreign currency translation transactions	(457)
(3,381,675)

Change in net unrealized appreciation (depreciation) on:
Investments	(6,133,283)
Forward foreign currency exchange contracts	34,495
Translation of assets and liabilities in foreign currencies	138
(6,098,650)

Net realized and unrealized gain (loss)	(9,480,325)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,939,613)
(1)Amount consists of $7,605 and $33,010 for Class I and Class II, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2019
Increase (Decrease) in Net Assets	June 30, 2020	December 31, 2019
Operations
Net investment income (loss)	$540,712	$799,458
Net realized gain (loss)	(3,381,675)	(22,393)
Change in net unrealized appreciation (depreciation)	(6,098,650)	9,882,845
Net increase (decrease) in net assets resulting from operations	(8,939,613)	10,659,910

Distributions to Shareholders
From earnings:
Class I	(207,647)	(438,373)
Class II	(847,646)	(1,470,151)
Decrease in net assets from distributions	(1,055,293)	(1,908,524)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,978,256	20,853,859

Net increase (decrease) in net assets	(4,016,650)	29,605,245

Net Assets
Beginning of period	60,393,294	30,788,049
End of period	$56,376,644	$60,393,294

See Notes to Financial Statements.
10

Notes to Financial Statements

JUNE 30, 2020 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2020 through July 31, 2020, the investment advisor agreed to waive 0.15% of the fund's management fee. Effective August 1, 2020, the investment advisor agreed to increase the amount of the waiver from 0.15% to 0.17% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2020 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.70% to 0.90%	0.90%	0.75%
Class II	0.60% to 0.80%	0.80%	0.65%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $83,134 and $34,359, respectively. The effect of interfund transactions on the Statement of Operations was $(11,376) in net realized gain (loss) on investment transactions.
13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2020 were $27,734,779 and $22,347,641, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	196,418	$2,789,883	283,347	$4,233,276
Issued in reinvestment of distributions	16,674	207,647	29,858	438,373
Redeemed	(106,950)	(1,504,252)	(103,047)	(1,562,138)
	106,142	1,493,278	210,158	3,109,511
Class II/Shares Authorized	50,000,000		50,000,000
Sold	510,541	7,171,463	1,682,057	25,630,217
Issued in reinvestment of distributions	67,221	847,646	98,290	1,470,151
Redeemed	(236,393)	(3,534,131)	(605,496)	(9,356,020)
	341,369	4,484,978	1,174,851	17,744,348
Net increase (decrease)	447,511	$5,978,256	1,385,009	$20,853,859

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$50,936,187	$2,488,289	—
Exchange-Traded Funds	1,447,167	—	—
Temporary Cash Investments	9,031	1,333,794	—
	$52,392,385	$3,822,083	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$15,962	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$94	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,233,855.
The value of foreign currency risk derivative instruments as of June 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $15,962 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $94 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(31,684) in net realized gain (loss) on forward foreign currency exchange contract transactions and $34,495 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

15

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$53,967,271
Gross tax appreciation of investments	$4,012,628
Gross tax depreciation of investments	(1,765,431)
Net tax appreciation (depreciation) of investments	$2,247,197

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2020(3)	$16.29	0.15	(2.61)	(2.46)	(0.16)	(0.12)	(0.28)	$13.55	(14.93)%	0.75%(4)	0.90%(4)	2.12%(4)	1.97%(4)	42%	$11,014
2019	$13.38	0.28	3.31	3.59	(0.31)	(0.37)	(0.68)	$16.29	27.48%	0.76%	0.90%	1.82%	1.68%	59%	$11,514
2018	$15.77	0.28	(1.49)	(1.21)	(0.27)	(0.91)	(1.18)	$13.38	(8.04)%	0.78%	0.90%	1.86%	1.74%	51%	$6,644
2017	$15.25	0.31	1.31	1.62	(0.27)	(0.83)	(1.10)	$15.77	11.07%	0.80%	0.91%	2.02%	1.91%	64%	$8,083
2016	$14.39	0.29	1.75	2.04	(0.31)	(0.87)	(1.18)	$15.25	15.25%	0.79%	0.90%	2.03%	1.92%	77%	$9,984
2015	$15.23	0.22	(0.81)	(0.59)	(0.23)	(0.02)	(0.25)	$14.39	(3.89)%	0.80%	0.91%	1.43%	1.32%	63%	$8,693
Class II
2020(3)	$16.56	0.14	(2.66)	(2.52)	(0.15)	(0.12)	(0.27)	$13.77	(15.05)%	0.90%(4)	1.05%(4)	1.97%(4)	1.82%(4)	42%	$45,363
2019	$13.59	0.25	3.38	3.63	(0.29)	(0.37)	(0.66)	$16.56	27.31%	0.91%	1.05%	1.67%	1.53%	59%	$48,879
2018	$16.00	0.26	(1.51)	(1.25)	(0.25)	(0.91)	(1.16)	$13.59	(8.19)%	0.93%	1.05%	1.71%	1.59%	51%	$24,144
2017	$15.45	0.29	1.33	1.62	(0.24)	(0.83)	(1.07)	$16.00	10.96%	0.95%	1.06%	1.87%	1.76%	64%	$13,971
2016	$14.57	0.27	1.77	2.04	(0.29)	(0.87)	(1.16)	$15.45	15.02%	0.94%	1.05%	1.88%	1.77%	77%	$9,676
2015	$15.42	0.19	(0.81)	(0.62)	(0.21)	(0.02)	(0.23)	$14.57	(4.05)%	0.95%	1.06%	1.28%	1.17%	63%	$8,816

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2020 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
19

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods and below its benchmark for the 10-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio
20

valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe
21

and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.17% (e.g., the Class I unified fee will be reduced from 0.90% to 0.73%) for at least one year, beginning August 1, 2020. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92982 2008

Semiannual Report

June 30, 2020

VP Mid Cap Value Fund
Class I (AVIPX)
Class II (AVMTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2020
Top Ten Holdings	% of net assets
Zimmer Biomet Holdings, Inc.	3.0%
Northern Trust Corp.	2.9%
iShares Russell Mid-Cap Value ETF	2.9%
Chubb Ltd.	2.3%
Emerson Electric Co.	2.2%
Hubbell, Inc.	1.9%
Johnson Controls International plc	1.8%
Applied Materials, Inc.	1.7%
Republic Services, Inc.	1.7%
nVent Electric plc	1.6%

Top Five Industries	% of net assets
Health Care Providers and Services	6.9%
Electrical Equipment	6.5%
Capital Markets	6.2%
Electric Utilities	5.6%
Food Products	5.4%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	85.2%
Foreign Common Stocks*	9.3%
Exchange-Traded Funds	2.9%
Total Equity Exposure	97.4%
Temporary Cash Investments	2.2%
Other Assets and Liabilities	0.4%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1) 1/1/20 - 6/30/20	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$832.70	$3.92	0.86%
Class II	$1,000	$832.30	$4.60	1.01%
Hypothetical
Class I	$1,000	$1,020.59	$4.32	0.86%
Class II	$1,000	$1,019.84	$5.07	1.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.5%
Aerospace and Defense — 2.7%
BAE Systems plc	677,477	$4,052,250
General Dynamics Corp.	36,697	5,484,733
Textron, Inc.	152,323	5,012,950
		14,549,933
Airlines — 0.9%
Southwest Airlines Co.	146,293	5,000,295
Auto Components — 1.4%
Aptiv plc	49,069	3,823,456
BorgWarner, Inc.	103,602	3,657,151
		7,480,607
Automobiles — 0.9%
Honda Motor Co. Ltd., ADR	168,831	4,315,320
Thor Industries, Inc.	6,366	678,170
		4,993,490
Banks — 3.4%
Commerce Bancshares, Inc.	111,137	6,609,318
M&T Bank Corp.	20,828	2,165,487
Truist Financial Corp.	136,635	5,130,644
Westamerica BanCorp	80,717	4,634,770
		18,540,219
Building Products — 1.8%
Johnson Controls International plc	287,848	9,827,131
Capital Markets — 6.2%
Ameriprise Financial, Inc.	42,184	6,329,288
Bank of New York Mellon Corp. (The)	108,445	4,191,399
BlackRock, Inc.	2,247	1,222,570
Northern Trust Corp.	199,309	15,813,176
State Street Corp.	53,396	3,393,316
T. Rowe Price Group, Inc.	22,828	2,819,258
		33,769,007
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	109,451	8,980,455
Communications Equipment — 1.2%
F5 Networks, Inc.(1)	47,852	6,674,397
Containers and Packaging — 3.7%
Graphic Packaging Holding Co.	215,465	3,014,355
Packaging Corp. of America	65,590	6,545,882
Sonoco Products Co.	150,574	7,873,515
WestRock Co.	85,211	2,408,063
		19,841,815
Distributors — 1.2%
Genuine Parts Co.	76,574	6,658,875
Electric Utilities — 5.6%
Edison International	137,983	7,493,857
Evergy, Inc.	75,867	4,498,154
4

	Shares	Value
Eversource Energy	44,075	$3,670,125
Pinnacle West Capital Corp.	118,920	8,715,647
Xcel Energy, Inc.	93,931	5,870,688
		30,248,471
Electrical Equipment — 6.5%
ABB Ltd.	193,070	4,339,742
Emerson Electric Co.	191,861	11,901,138
Hubbell, Inc.	80,750	10,122,820
nVent Electric plc	474,006	8,878,132
		35,241,832
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	71,950	5,867,522
Energy Equipment and Services — 0.5%
Baker Hughes Co.	164,967	2,538,842
Equity Real Estate Investment Trusts (REITs) — 3.7%
MGM Growth Properties LLC, Class A	168,800	4,593,048
Piedmont Office Realty Trust, Inc., Class A	163,578	2,717,031
Welltower, Inc.	88,610	4,585,567
Weyerhaeuser Co.	353,489	7,939,363
		19,835,009
Food and Staples Retailing — 2.6%
Koninklijke Ahold Delhaize NV	307,267	8,367,278
Sysco Corp.	102,445	5,599,644
		13,966,922
Food Products — 5.4%
Conagra Brands, Inc.	228,200	8,025,794
J.M. Smucker Co. (The)	66,450	7,031,075
Kellogg Co.	79,772	5,269,738
Mondelez International, Inc., Class A	83,734	4,281,319
Orkla ASA	527,228	4,621,358
		29,229,284
Gas Utilities — 1.7%
Atmos Energy Corp.	39,033	3,886,906
Spire, Inc.	80,700	5,302,797
		9,189,703
Health Care Equipment and Supplies — 5.3%
Envista Holdings Corp.(1)	325,573	6,866,335
Hologic, Inc.(1)	64,398	3,670,686
Siemens Healthineers AG	46,042	2,205,037
Zimmer Biomet Holdings, Inc.	136,129	16,248,357
		28,990,415
Health Care Providers and Services — 6.9%
Cardinal Health, Inc.	128,348	6,698,482
Henry Schein, Inc.(1)	105,400	6,154,306
McKesson Corp.	50,733	7,783,457
Quest Diagnostics, Inc.	76,121	8,674,749
Universal Health Services, Inc., Class B	89,305	8,295,542
		37,606,536
Health Care Technology — 1.2%
Cerner Corp.	98,215	6,732,638
Hotels, Restaurants and Leisure — 1.0%
Sodexo SA	76,637	5,176,850
5

	Shares	Value
Household Products — 0.7%
Kimberly-Clark Corp.	28,863	$4,079,785
Insurance — 5.3%
Aflac, Inc.	147,906	5,329,053
Arthur J. Gallagher & Co.	44,422	4,330,701
Brown & Brown, Inc.	25,479	1,038,524
Chubb Ltd.	97,788	12,381,917
ProAssurance Corp.	67,419	975,553
Reinsurance Group of America, Inc.	59,994	4,705,929
		28,761,677
Machinery — 3.8%
Cummins, Inc.	43,567	7,548,418
IMI plc	471,872	5,387,216
Lincoln Electric Holdings, Inc.	10,373	873,822
PACCAR, Inc.	93,926	7,030,361
		20,839,817
Media — 1.0%
Fox Corp., Class B	202,602	5,437,838
Multi-Utilities — 2.2%
Ameren Corp.	38,085	2,679,661
CMS Energy Corp.	34,760	2,030,679
NorthWestern Corp.	135,364	7,380,045
		12,090,385
Multiline Retail — 0.4%
Target Corp.	16,007	1,919,719
Oil, Gas and Consumable Fuels — 1.9%
Cimarex Energy Co.	65,165	1,791,386
ConocoPhillips	164,904	6,929,266
Noble Energy, Inc.	197,183	1,766,760
		10,487,412
Paper and Forest Products — 1.1%
Mondi plc	317,396	5,930,806
Road and Rail — 2.2%
Heartland Express, Inc.	254,846	5,305,893
Norfolk Southern Corp.	36,333	6,378,985
		11,684,878
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	152,164	9,198,314
Maxim Integrated Products, Inc.	116,123	7,038,215
Microchip Technology, Inc.	33,802	3,559,688
		19,796,217
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	55,509	7,907,257
Technology Hardware, Storage and Peripherals — 1.1%
HP, Inc.	327,867	5,714,722
Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.	415,191	4,571,253
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	91,691	6,676,022
6

	Shares	Value
Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	133,438	$5,361,699
TOTAL COMMON STOCKS (Cost $471,130,070)		512,199,735
EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell Mid-Cap Value ETF (Cost $13,952,073)	203,499	15,573,778
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $5,327,371), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $5,225,056)		5,225,053
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $6,939,140), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $6,803,009)		6,803,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	43,401	43,401
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,071,454)		12,071,454
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $497,153,597)		539,844,967
OTHER ASSETS AND LIABILITIES — 0.4%		2,027,215
TOTAL NET ASSETS — 100.0%		$541,872,182

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	155,389	USD	113,983	Morgan Stanley	9/30/20	$495
USD	4,747,088	CAD	6,425,373	Morgan Stanley	9/30/20	13,374
CHF	209,568	USD	222,413	UBS AG	9/30/20	(628)
USD	3,815,757	CHF	3,604,994	UBS AG	9/30/20	618
EUR	471,317	USD	530,315	Credit Suisse AG	9/30/20	265
USD	14,094,459	EUR	12,488,666	Credit Suisse AG	9/30/20	35,490
GBP	305,519	USD	379,571	JPMorgan Chase Bank N.A.	9/30/20	(805)
USD	13,275,864	GBP	10,638,564	JPMorgan Chase Bank N.A.	9/30/20	86,741
USD	483,268	GBP	390,479	JPMorgan Chase Bank N.A.	9/30/20	(827)
JPY	11,398,341	USD	106,447	Bank of America N.A.	9/30/20	(750)
JPY	12,415,063	USD	116,006	Bank of America N.A.	9/30/20	(882)
JPY	10,508,233	USD	98,010	Bank of America N.A.	9/30/20	(567)
JPY	10,483,644	USD	97,293	Bank of America N.A.	9/30/20	(78)
USD	3,065,232	JPY	326,361,367	Bank of America N.A.	9/30/20	38,889
USD	3,750,592	NOK	35,958,051	Goldman Sachs & Co.	9/30/20	13,546
USD	117,923	NOK	1,136,851	Goldman Sachs & Co.	9/30/20	(227)
						$184,654

7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

JUNE 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $497,153,597)	$539,844,967
Receivable for investments sold	3,248,135
Receivable for capital shares sold	300,216
Unrealized appreciation on forward foreign currency exchange contracts	189,418
Dividends and interest receivable	1,013,321
544,596,057

Liabilities
Payable for investments purchased	1,760,668
Payable for capital shares redeemed	517,824
Unrealized depreciation on forward foreign currency exchange contracts	4,764
Accrued management fees	355,919
Distribution fees payable	84,700
2,723,875

Net Assets	$541,872,182

Net Assets Consist of:
Capital (par value and paid-in surplus)	$539,908,244
Distributable earnings	1,963,938
$541,872,182

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$136,547,470	8,018,872	$17.03
Class II, $0.01 Par Value	$405,324,712	23,778,106	$17.05

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $105,042)	$7,483,024
Securities lending, net	56,410
Interest	32,282
7,571,716

Expenses:
Management fees	2,591,644
Distribution fees - Class II	521,444
Directors' fees and expenses	9,139
Other expenses	94
3,122,321
Fees waived(1)	(392,031)
2,730,290

Net investment income (loss)	4,841,426

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(26,340,784)
Forward foreign currency exchange contract transactions	1,245,392
Foreign currency translation transactions	(2,283)
(25,097,675)

Change in net unrealized appreciation (depreciation) on:
Investments	(89,356,872)
Forward foreign currency exchange contracts	669,482
Translation of assets and liabilities in foreign currencies	(1,186)
(88,688,576)

Net realized and unrealized gain (loss)	(113,786,251)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(108,944,825)

(1)Amount consists of $100,022 and $292,009 for Class I and Class II, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2019
Increase (Decrease) in Net Assets	June 30, 2020	December 31, 2019
Operations
Net investment income (loss)	$4,841,426	$11,475,706
Net realized gain (loss)	(25,097,675)	38,659,869
Change in net unrealized appreciation (depreciation)	(88,688,576)	161,639,441
Net increase (decrease) in net assets resulting from operations	(108,944,825)	211,775,016

Distributions to Shareholders
From earnings:
Class I	(1,493,112)	(57,029,480)
Class II	(4,134,088)	(58,653,201)
Decrease in net assets from distributions	(5,627,200)	(115,682,681)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(14,585,149)	(273,515,703)

Net increase (decrease) in net assets	(129,157,174)	(177,423,368)

Net Assets
Beginning of period	671,029,356	848,452,724
End of period	$541,872,182	$671,029,356

See Notes to Financial Statements.
11

Notes to Financial Statements

JUNE 30, 2020 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of
12

Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.
3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From January 1, 2020 through July 31, 2020, the investment advisor agreed to waive 0.14% of the fund's management fee. Effective August 1, 2020, the investment advisor agreed to increase the amount of the waiver from 0.14% to 0.16% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2020 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	1.00%	0.86%
Class II	0.90%	0.76%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2020 are detailed in the Statement of Operations.

14

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $195,751 and $707,195, respectively. The effect of interfund transactions on the Statement of Operations was $(68,293) in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2020 were $242,831,224 and $257,185,436, respectively.

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended June 30, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	130,000,000		130,000,000
Sold	1,166,465	$19,395,401	1,975,766	$38,869,791
Issued in reinvestment of distributions	86,848	1,450,955	3,088,013	56,351,833
Redeemed	(1,606,806)	(28,115,309)	(19,865,193)	(383,263,303)
	(353,493)	(7,268,953)	(14,801,414)	(288,041,679)
Class II/Shares Authorized	225,000,000		225,000,000
Sold	1,747,286	27,729,798	2,075,238	40,262,504
Issued in reinvestment of distributions	246,231	4,134,088	3,199,984	58,653,201
Redeemed	(2,271,246)	(39,180,082)	(4,370,229)	(84,389,729)
	(277,729)	(7,316,196)	904,993	14,525,976
Net increase (decrease)	(631,222)	$(14,585,149)	(13,896,421)	$(273,515,703)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$10,497,683	$4,052,250	—
Electrical Equipment	30,902,090	4,339,742	—
Food and Staples Retailing	5,599,644	8,367,278	—
Food Products	24,607,926	4,621,358	—
Health Care Equipment and Supplies	26,785,378	2,205,037	—
Hotels, Restaurants and Leisure	—	5,176,850	—
Machinery	15,452,601	5,387,216	—
Paper and Forest Products	—	5,930,806	—
Wireless Telecommunication Services	—	5,361,699	—
Other Industries	352,912,177	—	—
Exchange-Traded Funds	15,573,778	—	—
Temporary Cash Investments	43,401	12,028,053	—
	$482,374,678	$57,470,289	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$189,418	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,764	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $54,860,764.
The value of foreign currency risk derivative instruments as of June 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $189,418 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $4,764 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,245,392 in net realized gain (loss) on forward foreign currency exchange contract transactions and $669,482 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

16

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$511,976,931
Gross tax appreciation of investments	$59,759,658
Gross tax depreciation of investments	(31,891,622)
Net tax appreciation (depreciation) of investments	$27,868,036

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of December 31, 2019, the fund had accumulated short-term capital losses of $(3,360,669) and accumulated long-term capital losses of $(5,021,179), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2020(3)	$20.68	0.16	(3.62)	(3.46)	(0.19)	—	(0.19)	$17.03	(16.73)%	0.86%(4)	1.00%(4)	1.84%(4)	1.70%(4)	44%	$136,547
2019	$18.31	0.35	4.62	4.97	(0.41)	(2.19)	(2.60)	$20.68	29.15%	0.85%	1.00%	1.66%	1.51%	41%	$173,105
2018	$22.75	0.29	(3.04)	(2.75)	(0.31)	(1.38)	(1.69)	$18.31	(12.84)%	0.84%	1.00%	1.31%	1.15%	72%	$424,234
2017	$21.12	0.37	2.03	2.40	(0.34)	(0.43)	(0.77)	$22.75	11.69%	0.86%	1.01%	1.68%	1.53%	45%	$457,104
2016	$18.39	0.30	3.71	4.01	(0.33)	(0.95)	(1.28)	$21.12	22.85%	0.87%	1.00%	1.59%	1.46%	49%	$359,606
2015	$19.84	0.24	(0.49)	(0.25)	(0.32)	(0.88)	(1.20)	$18.39	(1.43)%	0.88%	1.00%	1.29%	1.17%	65%	$268,866
Class II
2020(3)	$20.70	0.15	(3.62)	(3.47)	(0.18)	—	(0.18)	$17.05	(16.77)%	1.01%(4)	1.15%(4)	1.69%(4)	1.55%(4)	44%	$405,325
2019	$18.32	0.30	4.65	4.95	(0.38)	(2.19)	(2.57)	$20.70	28.99%	1.00%	1.15%	1.51%	1.36%	41%	$497,924
2018	$22.76	0.24	(3.03)	(2.79)	(0.27)	(1.38)	(1.65)	$18.32	(12.96)%	0.99%	1.15%	1.16%	1.00%	72%	$424,219
2017	$21.13	0.33	2.03	2.36	(0.30)	(0.43)	(0.73)	$22.76	11.47%	1.01%	1.16%	1.53%	1.38%	45%	$922,737
2016	$18.40	0.28	3.70	3.98	(0.30)	(0.95)	(1.25)	$21.13	22.72%	1.02%	1.15%	1.44%	1.31%	49%	$841,525
2015	$19.85	0.21	(0.49)	(0.28)	(0.29)	(0.88)	(1.17)	$18.40	(1.58)%	1.03%	1.15%	1.14%	1.02%	65%	$552,552

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2020 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
20

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio
21

valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.16% (e.g., the Class I unified fee will be reduced from 1.00% to 0.84%) for at least one year, beginning August 1, 2020.
22

The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
23

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

25

Notes
26

Notes
27

Notes
28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92983 2008

Semiannual Report

June 30, 2020

VP Ultra® Fund
Class I (AVPUX)
Class II (AVPSX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2020
Top Ten Holdings	% of net assets
Apple, Inc.	10.7%
Amazon.com, Inc.	7.9%
Microsoft Corp.	6.1%
Alphabet, Inc.*	6.0%
Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	4.7%
Facebook, Inc., Class A	4.3%
UnitedHealth Group, Inc.	3.5%
salesforce.com, Inc.	3.3%
PayPal Holdings, Inc.	3.1%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
IT Services	15.8%
Software	13.5%
Interactive Media and Services	11.2%
Technology Hardware, Storage and Peripherals	10.7%
Internet and Direct Marketing Retail	7.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Exchange-Traded Funds	1.2%
Total Equity Exposure	101.0%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	(1.2)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1) 1/1/20 - 6/30/20	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,147.30	$4.27	0.80%
Class II	$1,000	$1,146.60	$5.07	0.95%
Hypothetical
Class I	$1,000	$1,020.89	$4.02	0.80%
Class II	$1,000	$1,020.14	$4.77	0.95%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Automobiles — 2.8%
Tesla, Inc.(1)	6,160	$6,651,630
Banks — 1.0%
JPMorgan Chase & Co.	17,090	1,607,485
U.S. Bancorp	18,340	675,279
		2,282,764
Beverages — 1.2%
Constellation Brands, Inc., Class A	15,690	2,744,966
Biotechnology — 3.4%
Biogen, Inc.(1)	7,270	1,945,088
Ionis Pharmaceuticals, Inc.(1)	11,830	697,497
Regeneron Pharmaceuticals, Inc.(1)	8,620	5,375,863
		8,018,448
Capital Markets — 1.1%
MSCI, Inc.	8,220	2,744,000
Chemicals — 0.8%
Ecolab, Inc.	9,760	1,941,752
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	8,340	694,472
Electrical Equipment — 0.7%
Acuity Brands, Inc.	8,200	785,068
Rockwell Automation, Inc.	4,410	939,330
		1,724,398
Electronic Equipment, Instruments and Components — 0.7%
Cognex Corp.	13,830	825,928
Keyence Corp.	2,000	835,044
		1,660,972
Entertainment — 2.8%
Netflix, Inc.(1)	9,030	4,109,011
Roku, Inc.(1)	4,550	530,212
Walt Disney Co. (The)	17,520	1,953,655
		6,592,878
Food and Staples Retailing — 1.7%
Costco Wholesale Corp.	13,430	4,072,110

Health Care Equipment and Supplies — 5.1%
ABIOMED, Inc.(1)	1,680	405,821
DexCom, Inc.(1)	2,500	1,013,500
Edwards Lifesciences Corp.(1)	37,710	2,606,138
IDEXX Laboratories, Inc.(1)	5,100	1,683,816
Intuitive Surgical, Inc.(1)	10,080	5,743,887
Tandem Diabetes Care, Inc.(1)	6,360	629,131
		12,082,293
Health Care Providers and Services — 3.5%
UnitedHealth Group, Inc.	28,490	8,403,126
4

	Shares	Value
Hotels, Restaurants and Leisure — 3.5%
Chipotle Mexican Grill, Inc.(1)	4,010	$4,219,964
Starbucks Corp.	39,700	2,921,523
Wingstop, Inc.	8,470	1,177,076
		8,318,563
Household Products — 0.8%
Colgate-Palmolive Co.	27,390	2,006,591
Interactive Media and Services — 11.2%
Alphabet, Inc., Class A(1)	4,570	6,480,488
Alphabet, Inc., Class C(1)	5,580	7,887,944
Facebook, Inc., Class A(1)	45,520	10,336,226
Tencent Holdings Ltd.	30,400	1,952,708
		26,657,366
Internet and Direct Marketing Retail — 7.9%
Amazon.com, Inc.(1)	6,850	18,897,917
IT Services — 15.8%
Adyen NV(1)	650	946,978
Mastercard, Inc., Class A	38,120	11,272,084
PayPal Holdings, Inc.(1)	41,840	7,289,783
Shopify, Inc., Class A(1)	3,620	3,436,104
Square, Inc., Class A(1)	29,070	3,050,606
Visa, Inc., Class A	59,480	11,489,752
		37,485,307
Machinery — 1.7%
Donaldson Co., Inc.	11,040	513,581
Nordson Corp.	5,330	1,011,154
Westinghouse Air Brake Technologies Corp.	22,920	1,319,505
Yaskawa Electric Corp.	32,300	1,116,825
		3,961,065
Oil, Gas and Consumable Fuels — 0.3%
EOG Resources, Inc.	13,720	695,055
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	16,700	3,150,956
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	20,910	2,516,309
Semiconductors and Semiconductor Equipment — 2.3%
Analog Devices, Inc.	18,160	2,227,143
Applied Materials, Inc.	25,900	1,565,655
Xilinx, Inc.	18,060	1,776,923
		5,569,721
Software — 13.5%
DocuSign, Inc.(1)	30,150	5,192,131
Fair Isaac Corp.(1)	1,890	790,096
Microsoft Corp.	70,850	14,418,683
Paycom Software, Inc.(1)	5,360	1,660,153
salesforce.com, Inc.(1)	41,330	7,742,349
Splunk, Inc.(1)	5,990	1,190,213
Zoom Video Communications, Inc., Class A(1)	4,600	1,166,284
		32,159,909
Specialty Retail — 2.6%
Ross Stores, Inc.	23,600	2,011,664
5

	Shares	Value
TJX Cos., Inc. (The)	80,390	$4,064,518
		6,076,182
Technology Hardware, Storage and Peripherals — 10.7%
Apple, Inc.	69,450	25,335,360
Textiles, Apparel and Luxury Goods — 2.0%
lululemon athletica, Inc.(1)	3,380	1,054,594
NIKE, Inc., Class B	37,610	3,687,660
		4,742,254
TOTAL COMMON STOCKS (Cost $69,025,526)		237,186,364
EXCHANGE-TRADED FUNDS — 1.2%
iShares Russell 1000 Growth ETF (Cost $2,340,220)	14,400	2,764,080
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $603,972), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $592,372)		592,372
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,915	1,915
TOTAL TEMPORARY CASH INVESTMENTS (Cost $594,287)		594,287
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $71,960,033)		240,544,731
OTHER ASSETS AND LIABILITIES — (1.2)%		(2,907,571)
TOTAL NET ASSETS — 100.0%		$237,637,160

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	607,186	EUR	540,800	Credit Suisse AG	9/30/20	$(1,613)
USD	695,248	JPY	74,024,475	Bank of America N.A.	9/30/20	8,821
						$7,208

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

JUNE 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $71,960,033)	$240,544,731
Receivable for capital shares sold	64,654
Unrealized appreciation on forward foreign currency exchange contracts	8,821
Dividends and interest receivable	21,799
240,640,005

Liabilities
Payable for capital shares redeemed	2,826,732
Unrealized depreciation on forward foreign currency exchange contracts	1,613
Accrued management fees	139,815
Distribution fees payable	34,685
3,002,845

Net Assets	$237,637,160

Net Assets Consist of:
Capital (par value and paid-in surplus)	$62,973,923
Distributable earnings	174,663,237
$237,637,160

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$67,033,998	3,185,307	$21.04
Class II, $0.01 Par Value	$170,603,162	8,319,261	$20.51

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,356)	$672,168
Interest	3,246
675,414

Expenses:
Management fees	984,521
Distribution fees - Class II	192,167
Directors' fees and expenses	3,304
Other expenses	554
1,180,546
Fees waived(1)	(212,278)
968,268

Net investment income (loss)	(292,854)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,005,165
Forward foreign currency exchange contract transactions	(14,152)
Foreign currency translation transactions	180
6,991,193

Change in net unrealized appreciation (depreciation) on:
Investments	23,494,423
Forward foreign currency exchange contracts	11,428
23,505,851

Net realized and unrealized gain (loss)	30,497,044

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,204,190

(1)Amount consists of $58,544 and $153,734 for Class I and Class II, respectively.

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2019
Increase (Decrease) in Net Assets	June 30, 2020	December 31, 2019
Operations
Net investment income (loss)	$(292,854)	$(257,310)
Net realized gain (loss)	6,991,193	22,095,177
Change in net unrealized appreciation (depreciation)	23,505,851	38,708,962
Net increase (decrease) in net assets resulting from operations	30,204,190	60,546,829

Distributions to Shareholders
From earnings:
Class I	(5,711,976)	(5,458,501)
Class II	(15,862,119)	(17,568,597)
Decrease in net assets from distributions	(21,574,095)	(23,027,098)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	12,892,078	(6,734,932)

Net increase (decrease) in net assets	21,522,173	30,784,799

Net Assets
Beginning of period	216,114,987	185,330,188
End of period	$237,637,160	$216,114,987

See Notes to Financial Statements.
9

Notes to Financial Statements

JUNE 30, 2020 (UNAUDITED)
1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
10

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

11

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2020 through July 31, 2020, the investment advisor agreed to waive 0.20% of the fund's management fee. Effective August 1, 2020, the investment advisor agreed to increase the amount of the waiver from 0.20% to 0.21% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2020 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.90% to 1.00%	1.00%	0.80%
Class II	0.80% to 0.90%	0.90%	0.70%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $201,680 and $391,395, respectively. The effect of interfund transactions on the Statement of Operations was $20,162 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2020 were $23,945,038 and $31,121,371, respectively.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	647,618	$12,781,612	1,078,082	$20,622,955
Issued in reinvestment of distributions	374,065	5,711,976	302,578	5,458,501
Redeemed	(675,089)	(12,928,170)	(960,536)	(18,205,590)
	346,594	5,565,418	420,124	7,875,866
Class II/Shares Authorized	120,000,000		120,000,000
Sold	710,357	12,691,492	779,806	14,501,173
Issued in reinvestment of distributions	1,065,287	15,862,119	994,824	17,568,597
Redeemed	(1,107,374)	(21,226,951)	(2,508,186)	(46,680,568)
	668,270	7,326,660	(733,556)	(14,610,798)
Net increase (decrease)	1,014,864	$12,892,078	(313,432)	$(6,734,932)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$232,334,809	$4,851,555	—
Exchange-Traded Funds	2,764,080	—	—
Temporary Cash Investments	1,915	592,372	—
	$235,100,804	$5,443,927	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$8,821	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,613	—

13

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,079,992.
The value of foreign currency risk derivative instruments as of June 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $8,821 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,613 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(14,152) in net realized gain (loss) on forward foreign currency exchange contract transactions and $11,428 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$72,740,691
Gross tax appreciation of investments	$168,527,260
Gross tax depreciation of investments	(723,220)
Net tax appreciation (depreciation) of investments	$167,804,040

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2020(3)	$20.93	(0.02)	2.29	2.27	—	(2.16)	(2.16)	$21.04	14.73%	0.80%(4)	1.00%(4)	(0.16)%(4)	(0.36)%(4)	11%	$67,034
2019	$17.40	—(5)	5.67	5.67	—	(2.14)	(2.14)	$20.93	34.58%	0.82%	1.00%	(0.01)%	(0.19)%	23%	$59,427
2018	$19.34	—(5)	0.17	0.17	(0.05)	(2.06)	(2.11)	$17.40	0.76%	0.83%	1.00%	0.01%	(0.16)%	29%	$42,081
2017	$15.46	0.05	4.73	4.78	(0.07)	(0.83)	(0.90)	$19.34	32.22%	0.84%	1.00%	0.26%	0.10%	22%	$44,607
2016	$15.47	0.05	0.60	0.65	(0.05)	(0.61)	(0.66)	$15.46	4.45%	0.85%	1.00%	0.34%	0.19%	30%	$38,701
2015	$16.13	0.05	0.95	1.00	(0.07)	(1.59)	(1.66)	$15.47	6.27%	0.85%	1.01%	0.32%	0.16%	35%	$41,490
Class II
2020(3)	$20.48	(0.03)	2.22	2.19	—	(2.16)	(2.16)	$20.51	14.66%	0.95%(4)	1.15%(4)	(0.31)%(4)	(0.51)%(4)	11%	$170,603
2019	$17.08	(0.03)	5.57	5.54	—	(2.14)	(2.14)	$20.48	34.46%	0.97%	1.15%	(0.16)%	(0.34)%	23%	$156,688
2018	$19.02	(0.03)	0.17	0.14	(0.02)	(2.06)	(2.08)	$17.08	0.60%	0.98%	1.15%	(0.14)%	(0.31)%	29%	$143,249
2017	$15.22	0.02	4.65	4.67	(0.04)	(0.83)	(0.87)	$19.02	32.00%	0.99%	1.15%	0.11%	(0.05)%	22%	$160,964
2016	$15.24	0.03	0.59	0.62	(0.03)	(0.61)	(0.64)	$15.22	4.35%	1.00%	1.15%	0.19%	0.04%	30%	$138,411
2015	$15.91	0.03	0.94	0.97	(0.05)	(1.59)	(1.64)	$15.24	6.05%	1.00%	1.16%	0.17%	0.01%	35%	$150,493

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
17

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio
18

valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe
19

and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.21% (e.g., the Class I unified fee will be reduced from1.00% to 0.79% for at least one year, beginning August 1, 2020. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
20

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes
23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92980 2008

Semiannual Report

June 30, 2020

VP Value Fund
Class I (AVPIX)
Class II (AVPVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2020
Top Ten Holdings	% of net assets
Pfizer, Inc.	3.5%
JPMorgan Chase & Co.	3.0%
AT&T, Inc.	2.8%
U.S. Bancorp	2.8%
Johnson & Johnson	2.8%
Berkshire Hathaway, Inc.*	2.7%
Verizon Communications, Inc.	2.6%
Intel Corp.	2.3%
Bank of America Corp.	2.2%
General Electric Co.	2.2%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Banks	13.7%
Oil, Gas and Consumable Fuels	8.6%
Pharmaceuticals	7.8%
Diversified Telecommunication Services	5.4%
Capital Markets	5.1%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	88.7%
Foreign Common Stocks*	9.9%
Total Common Stocks	98.6%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.3%
*Includes depositary shares, dual listed securities and foreign ordinary shares.
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1) 1/1/20 - 6/30/20	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$814.50	$3.47	0.77%
Class II	$1,000	$813.40	$4.15	0.92%
Hypothetical
Class I	$1,000	$1,021.03	$3.87	0.77%
Class II	$1,000	$1,020.29	$4.62	0.92%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Airlines — 0.7%
Southwest Airlines Co.	154,527	$5,281,733
Auto Components — 1.0%
BorgWarner, Inc.	129,800	4,581,940
Delphi Technologies plc(1)	195,945	2,784,378
		7,366,318
Automobiles — 1.3%
General Motors Co.	214,684	5,431,505
Honda Motor Co. Ltd.	155,100	3,965,249
		9,396,754
Banks — 13.7%
Bank of America Corp.	675,350	16,039,563
Comerica, Inc.	90,272	3,439,363
JPMorgan Chase & Co.	228,319	21,475,685
M&T Bank Corp.	34,084	3,543,713
PNC Financial Services Group, Inc. (The)	79,472	8,361,249
Toronto-Dominion Bank (The)	92,220	4,115,800
Truist Financial Corp.	197,290	7,408,240
U.S. Bancorp	532,972	19,624,029
Wells Fargo & Co.	523,782	13,408,819
		97,416,461
Building Products — 1.1%
Johnson Controls International plc	229,831	7,846,430
Capital Markets — 5.1%
Ameriprise Financial, Inc.	23,413	3,512,887
Bank of New York Mellon Corp. (The)	242,080	9,356,392
BlackRock, Inc.	8,927	4,857,091
Franklin Resources, Inc.	85,031	1,783,100
Invesco Ltd.	404,776	4,355,390
Northern Trust Corp.	86,727	6,880,920
State Street Corp.	88,730	5,638,791
		36,384,571
Communications Equipment — 2.3%
Cisco Systems, Inc.	278,493	12,988,914
F5 Networks, Inc.(1)	21,480	2,996,030
		15,984,944
Containers and Packaging — 1.1%
Sonoco Products Co.	87,421	4,571,244
WestRock Co.	113,540	3,208,641
		7,779,885
Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class A(1)	50	13,365,000
Berkshire Hathaway, Inc., Class B(1)	33,334	5,950,452
		19,315,452
Diversified Telecommunication Services — 5.4%
AT&T, Inc.	654,694	19,791,399
4

	Shares	Value
Verizon Communications, Inc.	333,291	$18,374,333
		38,165,732
Electric Utilities — 0.5%
Edison International	31,380	1,704,248
Pinnacle West Capital Corp.	24,820	1,819,058
		3,523,306
Electrical Equipment — 3.4%
Emerson Electric Co.	149,099	9,248,611
Hubbell, Inc.	59,802	7,496,779
nVent Electric plc	391,634	7,335,305
		24,080,695
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	87,270	7,116,869
Energy Equipment and Services — 3.9%
Baker Hughes Co.	432,116	6,650,265
Halliburton Co.	471,580	6,121,108
National Oilwell Varco, Inc.	141,492	1,733,277
Schlumberger Ltd.	696,960	12,817,095
		27,321,745
Entertainment — 1.2%
Walt Disney Co. (The)	76,590	8,540,551
Equity Real Estate Investment Trusts (REITs) — 0.7%
Weyerhaeuser Co.	231,460	5,198,592
Food and Staples Retailing — 1.6%
Koninklijke Ahold Delhaize NV	130,930	3,565,394
Walmart, Inc.	65,318	7,823,790
		11,389,184
Food Products — 4.0%
Conagra Brands, Inc.	137,490	4,835,523
J.M. Smucker Co. (The)	33,150	3,507,601
Kellogg Co.	64,687	4,273,223
Mondelez International, Inc., Class A	208,466	10,658,867
Orkla ASA	584,360	5,122,142
		28,397,356
Health Care Equipment and Supplies — 5.0%
Envista Holdings Corp.(1)	249,050	5,252,464
Hologic, Inc.(1)	52,650	3,001,050
Medtronic plc	159,787	14,652,468
Zimmer Biomet Holdings, Inc.	106,303	12,688,326
		35,594,308
Health Care Providers and Services — 2.8%
Cardinal Health, Inc.	139,930	7,302,946
McKesson Corp.	48,140	7,385,639
Universal Health Services, Inc., Class B	55,620	5,166,542
		19,855,127
Hotels, Restaurants and Leisure — 0.5%
Sodexo SA	56,270	3,801,053
Household Products — 2.0%
Procter & Gamble Co. (The)	118,236	14,137,479
Industrial Conglomerates — 3.4%
General Electric Co.	2,333,554	15,938,174
5

	Shares	Value
Siemens AG	72,230	$8,484,693
		24,422,867
Insurance — 3.4%
Chubb Ltd.	102,929	13,032,870
MetLife, Inc.	117,679	4,297,637
Reinsurance Group of America, Inc.	83,971	6,586,685
		23,917,192
Leisure Products — 0.4%
Mattel, Inc.(1)	256,303	2,478,450
Machinery — 1.4%
Cummins, Inc.	9,900	1,715,274
IMI plc	706,370	8,064,406
		9,779,680
Metals and Mining — 0.6%
BHP Group Ltd.	161,360	4,004,436
Multiline Retail — 0.6%
Target Corp.	34,467	4,133,627
Oil, Gas and Consumable Fuels — 8.6%
Chevron Corp.	167,280	14,926,394
Cimarex Energy Co.	124,581	3,424,732
ConocoPhillips	168,524	7,081,378
Devon Energy Corp.	644,137	7,304,514
EQT Corp.	261,391	3,110,553
Noble Energy, Inc.	968,609	8,678,737
Royal Dutch Shell plc, B Shares	293,910	4,447,485
TOTAL SA	307,159	11,699,561
		60,673,354
Paper and Forest Products — 0.8%
Mondi plc	291,110	5,439,630
Personal Products — 0.6%
Unilever NV (New York)	82,240	4,361,627
Pharmaceuticals — 7.8%
Johnson & Johnson	138,882	19,530,976
Merck & Co., Inc.	96,562	7,467,139
Pfizer, Inc.	755,409	24,701,874
Teva Pharmaceutical Industries Ltd., ADR(1)	299,856	3,697,225
		55,397,214
Road and Rail — 1.2%
Heartland Express, Inc.	394,979	8,223,463
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	74,844	4,524,320
Intel Corp.	269,977	16,152,724
QUALCOMM, Inc.	60,640	5,530,974
		26,208,018
Software — 1.0%
Oracle Corp. (New York)	133,333	7,369,315
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	47,821	6,812,101
Technology Hardware, Storage and Peripherals — 0.6%
HP, Inc.	241,927	4,216,788
Textiles, Apparel and Luxury Goods — 1.3%
Ralph Lauren Corp.	48,260	3,499,815
6

	Shares	Value
Tapestry, Inc.	403,514	$5,358,666
		8,858,481
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	114,992	8,372,568
TOTAL COMMON STOCKS (Cost $640,271,709)		698,563,356
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $3,428,522), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $3,362,675)		3,362,673
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $4,465,656), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $4,378,006)		4,378,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,872	10,872
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,751,545)		7,751,545
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $648,023,254)		706,314,901
OTHER ASSETS AND LIABILITIES — 0.3%		2,344,046
TOTAL NET ASSETS — 100.0%		$708,658,947

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,930,840	AUD	4,236,910	Bank of America N.A.	9/30/20	$6,148
USD	86,423	AUD	125,861	Bank of America N.A.	9/30/20	(458)
CAD	144,555	USD	105,764	Morgan Stanley	9/30/20	733
USD	3,146,186	CAD	4,258,489	Morgan Stanley	9/30/20	8,864
EUR	671,510	USD	755,567	Credit Suisse AG	9/30/20	378
USD	24,830,702	EUR	22,001,721	Credit Suisse AG	9/30/20	62,525
GBP	364,196	USD	449,869	JPMorgan Chase Bank N.A.	9/30/20	1,641
USD	13,939,540	GBP	11,170,398	JPMorgan Chase Bank N.A.	9/30/20	91,077
JPY	10,876,387	USD	101,628	Bank of America N.A.	9/30/20	(772)
USD	3,138,870	JPY	334,201,725	Bank of America N.A.	9/30/20	39,824
USD	3,896,627	NOK	37,358,135	Goldman Sachs & Co.	9/30/20	14,073
						$224,033

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $648,023,254)	$706,314,901
Receivable for investments sold	1,841,496
Receivable for capital shares sold	253,285
Unrealized appreciation on forward foreign currency exchange contracts	225,263
Dividends and interest receivable	1,372,529
710,007,474

Liabilities
Payable for investments purchased	478,440
Payable for capital shares redeemed	365,853
Unrealized depreciation on forward foreign currency exchange contracts	1,230
Accrued management fees	422,660
Distribution fees payable	80,344
1,348,527

Net Assets	$708,658,947

Net Assets Consist of:
Capital (par value and paid-in surplus)	$722,193,203
Distributable earnings	(13,534,256)
$708,658,947

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$325,596,026	35,744,333	$9.11
Class II, $0.01 Par Value	$383,062,921	42,005,583	$9.12

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $196,745)	$11,610,012
Interest	49,018
Securities lending, net	32,474
11,691,504

Expenses:
Management fees	3,386,927
Distribution fees - Class II	481,581
Directors' fees and expenses	11,866
Other expenses	4,557
3,884,931
Fees waived(1)	(801,709)
3,083,222

Net investment income (loss)	8,608,282

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(17,775,542)
Forward foreign currency exchange contract transactions	866,045
Foreign currency translation transactions	(30,250)
(16,939,747)

Change in net unrealized appreciation (depreciation) on:
Investments	(153,549,356)
Forward foreign currency exchange contracts	697,683
Translation of assets and liabilities in foreign currencies	1,738
(152,849,935)

Net realized and unrealized gain (loss)	(169,789,682)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(161,181,400)

(1)Amount consists of $377,917 and $423,792 for Class I and Class II, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2019
Increase (Decrease) in Net Assets	June 30, 2020	December 31, 2019
Operations
Net investment income (loss)	$8,608,282	$17,179,332
Net realized gain (loss)	(16,939,747)	(11,164,085)
Change in net unrealized appreciation (depreciation)	(152,849,935)	194,935,816
Net increase (decrease) in net assets resulting from operations	(161,181,400)	200,951,063

Distributions to Shareholders
From earnings:
Class I	(13,159,409)	(32,302,930)
Class II	(14,803,976)	(34,385,367)
Decrease in net assets from distributions	(27,963,385)	(66,688,297)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,837,914	(25,024,577)

Net increase (decrease) in net assets	(179,306,871)	109,238,189

Net Assets
Beginning of period	887,965,818	778,727,629
End of period	$708,658,947	$887,965,818

See Notes to Financial Statements.
10

Notes to Financial Statements

JUNE 30, 2020 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2020 through July 31, 2020 the investment advisor agreed to waive 0.22% of the fund's management fee. Effective August 1, 2020, the investment advisor agreed to increase the amount of the waiver from 0.22% to 0.25% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

13

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2020 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.90% to 1.00%	0.98%	0.76%
Class II	0.80% to 0.90%	0.88%	0.66%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $553,374 and $255,682, respectively. The effect of interfund transactions on the Statement of Operations was $(11,882) in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2020 were $235,008,650 and $226,282,937, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	600,000,000		600,000,000
Sold	2,784,629	$25,483,489	2,513,589	$26,977,393
Issued in reinvestment of distributions	1,598,119	12,781,750	3,012,027	31,542,121
Redeemed	(5,542,887)	(55,325,598)	(6,038,295)	(65,176,821)
	(1,160,139)	(17,060,359)	(512,679)	(6,657,307)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	4,831,588	45,704,887	2,363,882	25,395,711
Issued in reinvestment of distributions	1,847,461	14,803,976	3,282,949	34,385,367
Redeemed	(3,469,552)	(33,610,590)	(7,192,474)	(78,148,348)
	3,209,497	26,898,273	(1,545,643)	(18,367,270)
Net increase (decrease)	2,049,358	$9,837,914	(2,058,322)	$(25,024,577)

14

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobiles	$5,431,505	$3,965,249	—
Banks	93,300,661	4,115,800	—
Food and Staples Retailing	7,823,790	3,565,394	—
Food Products	23,275,214	5,122,142	—
Hotels, Restaurants and Leisure	—	3,801,053	—
Industrial Conglomerates	15,938,174	8,484,693	—
Machinery	1,715,274	8,064,406	—
Metals and Mining	—	4,004,436	—
Oil, Gas and Consumable Fuels	44,526,308	16,147,046	—
Paper and Forest Products	—	5,439,630	—
Personal Products	—	4,361,627	—
Other Industries	439,480,954	—	—
Temporary Cash Investments	10,872	7,740,673	—
	$631,502,752	$74,812,149	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$225,263	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,230	—

15

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $61,407,072.
The value of foreign currency risk derivative instruments as of June 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $225,263 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,230 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $866,045 in net realized gain (loss) on forward foreign currency exchange contract transactions and $697,683 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$715,224,273
Gross tax appreciation of investments	$64,925,569
Gross tax depreciation of investments	(73,834,941)
Net tax appreciation (depreciation) of investments	$(8,909,372)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2020(3)	$11.72	0.12	(2.35)	(2.23)	(0.12)	(0.26)	(0.38)	$9.11	(18.55)%	0.77%(4)	0.99%(4)	2.44%(4)	2.22%(4)	31%	$325,596
2019	$10.01	0.23	2.36	2.59	(0.23)	(0.65)	(0.88)	$11.72	27.03%	0.77%	0.98%	2.11%	1.90%	45%	$432,639
2018	$11.21	0.19	(1.20)	(1.01)	(0.19)	—(5)	(0.19)	$10.01	(9.15)%	0.78%	0.97%	1.70%	1.51%	51%	$374,518
2017	$10.48	0.18	0.73	0.91	(0.18)	—	(0.18)	$11.21	8.75%	0.80%	0.97%	1.71%	1.54%	30%	$462,812
2016	$8.85	0.17	1.62	1.79	(0.16)	—	(0.16)	$10.48	20.48%	0.81%	0.98%	1.77%	1.60%	46%	$461,586
2015	$9.41	0.18	(0.54)	(0.36)	(0.20)	—	(0.20)	$8.85	(3.88)%	0.80%	0.97%	1.96%	1.79%	47%	$407,398
Class II
2020(3)	$11.74	0.11	(2.36)	(2.25)	(0.11)	(0.26)	(0.37)	$9.12	(18.66)%	0.92%(4)	1.14%(4)	2.29%(4)	2.07%(4)	31%	$383,063
2019	$10.02	0.21	2.37	2.58	(0.21)	(0.65)	(0.86)	$11.74	26.92%	0.92%	1.13%	1.96%	1.75%	45%	$455,327
2018	$11.22	0.18	(1.21)	(1.03)	(0.17)	—(5)	(0.17)	$10.02	(9.28)%	0.93%	1.12%	1.55%	1.36%	51%	$404,210
2017	$10.49	0.17	0.72	0.89	(0.16)	—	(0.16)	$11.22	8.58%	0.95%	1.12%	1.56%	1.39%	30%	$485,136
2016	$8.86	0.15	1.63	1.78	(0.15)	—	(0.15)	$10.49	20.28%	0.96%	1.13%	1.62%	1.45%	46%	$489,026
2015	$9.42	0.17	(0.55)	(0.38)	(0.18)	—	(0.18)	$8.86	(4.02)%	0.95%	1.12%	1.81%	1.64%	47%	$410,920

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
19

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board.The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services
20

provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the
21

Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.25% (e.g., the Class I unified fee will be reduced from 0.98% to 0.73%) for at least one year, beginning August 1, 2020. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92977 2008

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	August 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	August 21, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	August 21, 2020